                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-4260
                                   ------------


                   RIVERSOURCE GOVERNMENT INCOME SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     5/31
                         --------------
Date of reporting period:    5/31
                         --------------

Annual Report

                                                          RIVERSOURCE [LOGO](SM)
                                                                     INVESTMENTS

RIVERSOURCE(SM)
SHORT DURATION U.S. GOVERNMENT FUND

ANNUAL REPORT FOR THE
PERIOD ENDED MAY 31, 2006

> RIVERSOURCE SHORT DURATION
  U.S. GOVERNMENT FUND SEEKS TO
  PROVIDE SHAREHOLDERS WITH A HIGH
  LEVEL OF CURRENT INCOME AND SAFETY OF
  PRINCIPAL CONSISTENT WITH INVESTMENT
  IN U.S. GOVERNMENT AND GOVERNMENT
  AGENCY SECURITIES.

TABLE OF CONTENTS

Fund Snapshot .............................................................    2

Performance Summary .......................................................    3

Questions & Answers with Portfolio Management .............................    4

The Fund's Long-term Performance ..........................................    8

Investments in Securities .................................................   10

Financial Statements ......................................................   16

Notes to Financial Statements .............................................   19

Report of Independent Registered Public Accounting Firm ...................   33

Federal Income Tax Information ............................................   34

Fund Expenses Example .....................................................   37

Board Members and Officers ................................................   39

Approval of Investment Management Services Agreement ......................   42

Proxy Voting ..............................................................   42

Results of Meeting of Shareholders ........................................   43

      [LOGO]
  DALBAR RATED
      2006
FOR COMMUNICATION

RiverSource Funds' shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.

--------------------------------------------------------------------------------
RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT --- 1
--------------------------------------------------------------------------------

FUND SNAPSHOT AT MAY 31, 2006

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS*        SINCE    YEARS IN INDUSTRY
Jamie Jackson              6/03           18
Scott Kirby                6/01           20

* The Fund is managed by a team of portfolio managers led by Jamie Jackson and Scott Kirby.

--------------------------------------------------------------------------------
FUND OBJECTIVE
--------------------------------------------------------------------------------

For investors seeking a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities.

Inception dates by class

A: 8/19/85         B: 3/20/95      C: 6/26/00      I: 3/4/04       Y: 3/20/95

Ticker symbols by class

A: IFINX           B: ISHOX        C: AXFCX        I: AGMIX        Y: IDFYX
Total net assets                                               $1.075 billion
Number of holdings                                                        161
Weighted average life(1)                                            3.9 years
Effective duration(2)                                               2.9 years
Weighted average bond rating(3)                                           AAA

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

--------------------------------------------------------------------------------
CREDIT QUALITY SUMMARY
--------------------------------------------------------------------------------

Percentage of bond portfolio assets

--------------------------------------------------------------------------------
AAA bonds                                                                 100.0%
--------------------------------------------------------------------------------

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate.

--------------------------------------------------------------------------------
SECTOR COMPOSITION
--------------------------------------------------------------------------------

Percentage of portfolio assets

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Mortgage-Backed                            51.8%
U.S. Government Obligations & Agencies     43.8%
Short-Term Securities*                      3.8%
Commercial Mortgage-Backed                  0.6%

* Of the 3.8%, 1.7% is due to security lending activity and 2.1% is the Fund's cash equivalent position.

--------------------------------------------------------------------------------
STYLE MATRIX
--------------------------------------------------------------------------------

Shading within the style matrix indicates areas in which the Fund generally invests.

      DURATION

SHORT   INT.   LONG

  X
      QUALITY

HIGH   MEDIUM   LOW

--------------------------------------------------------------------------------
SEC YIELDS
--------------------------------------------------------------------------------

At May 31, 2006 by class

A: 3.94%        B: 3.39%        C: 3.39%        I: 4.49%        Y: 4.31%

At June 30, 2006 by class

A: 4.40%        B: 3.88%        C: 3.86%        I: 4.98%        Y: 4.79%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 3 for additional performance information.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

Shares of the RiverSource Short Duration U.S. Government Fund are not insured or guaranteed by the U.S. government.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
2 --- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

--------------------------------------------------------------------------------

PERFORMANCE COMPARISON
For the year ended May 31, 2006

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

+1.00%   RiverSource Short Duration U.S. Government Fund
         Class A (excluding sales charge)

+1.87%   Lehman Brothers 1-3 Year Government Index (unmanaged)

+1.76%   Lipper Short U.S. Government Funds Index

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting www.riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                            CLASS A            CLASS B            CLASS C           CLASS I       CLASS Y
(INCEPTION DATES)          (8/19/85)          (3/20/95)          (6/26/00)          (3/4/04)      (3/20/95)
                                                    AFTER              AFTER
                         NAV(1)  POP(2)     NAV(1)  CDSC(3)    NAV(1)  CDSC(4)       NAV(5)        NAV(5)
AT MAY 31, 2006
-----------------------------------------------------------------------------------------------------------
1 year                   +1.00%  -3.80%     +0.26%  -4.63%     +0.26%  -0.72%        +1.56%        +1.19%
-----------------------------------------------------------------------------------------------------------
3 years                  +0.89%  -0.73%     +0.14%  -1.14%     +0.14%  +0.14%          N/A         +1.07%
-----------------------------------------------------------------------------------------------------------
5 years                  +2.64%  +1.65%     +1.88%  +1.51%     +1.88%  +1.88%          N/A         +2.82%
-----------------------------------------------------------------------------------------------------------
10 years                 +4.29%  +3.79%     +3.51%  +3.51%       N/A     N/A           N/A         +4.44%
-----------------------------------------------------------------------------------------------------------
Since inception          +6.17%  +5.92%     +3.89%  +3.89%     +2.92%  +2.92%        +1.22%        +4.84%
-----------------------------------------------------------------------------------------------------------


AT JUNE 30, 2006

-----------------------------------------------------------------------------------------------------------
1 year                   +0.92%  -3.88%     +0.17%  -4.70%     +0.17%  -0.80%        +1.47%        +1.32%
-----------------------------------------------------------------------------------------------------------
3 years                  +0.93%  -0.70%     +0.18%  -1.10%     +0.18%  +0.18%          N/A         +1.18%
-----------------------------------------------------------------------------------------------------------
5 years                  +2.62%  +1.63%     +1.86%  +1.49%     +1.86%  +1.86%          N/A         +2.84%
-----------------------------------------------------------------------------------------------------------
10 years                 +4.22%  +3.72%     +3.44%  +3.44%       N/A     N/A           N/A         +4.40%
-----------------------------------------------------------------------------------------------------------
Since inception          +6.15%  +5.90%     +3.86%  +3.86%     +2.88%  +2.88%        +1.22%        +4.83%
-----------------------------------------------------------------------------------------------------------

(1)   Excluding sales charge.

(2)   Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)   1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

--------------------------------------------------------------------------------
RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT --- 3
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

                               WITH PORTFOLIO MANAGEMENT

Below, the Fund's portfolio managers Jamie Jackson and Scott Kirby discuss the Fund's results and positioning for the annual period ended May 31, 2006.

Q: How did RiverSource Short Duration U.S. Government Fund perform for the fiscal year?

A: RiverSource Short Duration U.S. Government Fund's Class A shares (excluding sales charge) rose 1.00% for the 12 months ended May 31, 2006. The Fund underperformed the Lehman Brothers 1-3 Year Government Index (Lehman Index), which gained 1.87%. The Fund also underperformed the Lipper Short U.S. Government Funds Index, representing the Fund's peer group, which rose 1.76% during the same time frame.

Q: What factors most significantly affected Fund performance during the annual period?

A: Returns for the Fund and its Lehman Index benchmark were positive but modest. Overall, fixed income market performance was muted during the annual period by sharply rising interest rates across the spectrum of maturities, or yield curve. Higher rates drove bond prices down, partially eclipsing the coupon return of the bonds and eroding principal. Interest rates rose during the annual period largely in reaction to continued policy tightening by the Federal Reserve Board (the Fed), which hiked interest rates eight more times, bringing the targeted federal funds rate to 5% by the end of May 2006. Rates also rose in response to signs that economic expansion was continuing at a brisk pace.


--------------------------------------------------------------------------------
4 --- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

> OVERALL, FIXED INCOME MARKET PERFORMANCE WAS MUTED
  DURING THE ANNUAL PERIOD BY SHARPLY RISING INTEREST RATES
  ACROSS THE SPECTRUM OF MATURITIES, OR YIELD CURVE.

The primary detractor from the Fund's annual results was its comparatively longer duration positioning than the Lehman Index, as rates rose dramatically during the period. Duration is a measure of the Fund's sensitivity to changes in interest rates. The Fund also lagged its Lipper peer group due to its comparatively defensive positioning, generally maintaining a more conservative risk profile than the peer group.

The Fund's performance did benefit from its sizable allocation to non-Treasury sectors, as agencies and high-quality mortgage-backed securities outperformed U.S. Treasuries during the annual period. Effective issue selection within the Fund's allocation to mortgages helped most -- in particular, premium-coupon securities, hybrid adjustable-rate mortgages (ARMs) and well-structured collateralized mortgage obligations (CMOs).

The Fund's position in Treasury Inflation Protected Securities (TIPS) also helped its results, though more modestly, as TIPS outperformed nominal Treasury securities, or non-inflation protected Treasury securities, during the fiscal year. TIPS benefited from continued volatility in energy prices and the market's higher expectations for inflation. We sold the Fund's TIPS holdings in March 2006, as these securities reached the price targets we had set for them.

Finally, yields moved higher across the yield curve during the 12-month period, though significantly more so at the front end than at the longer end, causing a significant yield curve flattening. We had prudently positioned the portfolio for just such a yield curve flattening scenario.


--------------------------------------------------------------------------------
RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT --- 5
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

Q:    What changes did you make to the Fund and how is it currently positioned?

A: While we kept a rather defensive positioning throughout the annual period, we extended the Fund's duration a bit as we believe the Fed is nearing an end to its current tightening cycle and therefore it would be appropriate to add some interest rate sensitivity.

      Also, we increased the Fund's allocation to non-Treasury sectors, especially mortgage-backed securities, during periods of weakness, such as the fourth quarter of 2005 and again in the last few months of the fiscal year. We had started to see better value in these securities, and we believed they looked increasingly attractive.

Q:    How do you intend to manage the Fund in the coming months?

A: U.S. interest rates across the range of maturities, or yield curve, have risen to levels that seem reasonable given our economic view. We believe the most likely scenario is for inflation to be nudged higher but also for a modest economic slowdown to become apparent in the second half of 2006, with a slowdown in the housing sector the likely catalyst. We thus believe the Fed may soon pause in its current tightening cycle.

      Based on this view, we intend to implement a somewhat more aggressive strategy in the non-Treasury sectors, investing in some lower coupon mortgage-backed securities and pass-through mortgages. Pass-through mortgage securities consist of a pool of residential mortgage loans, where homeowners' monthly payments of principal, interest and prepayments


--------------------------------------------------------------------------------
6 --- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

      pass from the original bank through a government agency or investment bank to investors. At the same time, we intend to maintain our overall defensive positioning within the mortgage sector, with an emphasis on premium coupons, 15-year mortgages and attractively structured hybrid ARMs and CMOs. As we anticipate the end of the Fed's current tightening cycle to be near, we also intend to maintain the Fund's current duration positioning for the near term.

      We will continue to monitor job creation and inflation numbers, as they remain key indicators for the economy in the coming months. As always, our strategy is to provide added portfolio value with a moderate amount of risk. Quality issues and security selection remain a priority as we continue to seek attractive buying opportunities.

--------------------------------------------------------------------------------
RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT --- 7
--------------------------------------------------------------------------------

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Short Duration U.S. Government Fund Class A shares (from 6/1/96 to 5/31/06) as compared to the performance of two widely cited performance indices, the Lehman Brothers 1-3 Year Government Index and the Lipper Short U.S. Government Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting www.riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

DISTRIBUTION SUMMARY

The table below details the Fund's income and capital gain distributions for the fiscal years shown. More information on the other classes can be found in the Financial Highlights section of this report's Notes to Financial Statements.

CAPTION>
                                                  CLASS A
                                ------------------------------------------------
                                          Short-term     Long-term
Fiscal year ended               Income   capital gains  capital gains      TOTAL
--------------------------------------------------------------------------------
May 31, 2006                    $0.16         $--            $--           $0.16
--------------------------------------------------------------------------------
May 31, 2005                     0.12          --             --            0.12
--------------------------------------------------------------------------------
May 31, 2004                     0.11          --             --            0.11
--------------------------------------------------------------------------------
May 31, 2003                     0.15          --             --            0.15
--------------------------------------------------------------------------------
May 31, 2002                     0.20          --             --            0.20
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
8 --- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

 9525    10261    11098   11551    11550   12727    13462   14121    14087    14358   14501
10000    10661    11404   12006    12490   13747    14626   15453    15555    15847   16143
10000    10650    11357   11903    12343   13551    14261   14917    14928    15231   15499
 '96      '97      '98     '99      '00     '01      '02     '03      '04      '05     '06

$14,501 RiverSource Short Duration U.S. Government Fund Class A (includes sales charge)
$16,143   Lehman Brothers 1-3 Year U.S. Government Index(1)
$15,499   Lipper Short U.S. Government Funds Index(2)

--------------------------------------------------------------------------------

COMPARATIVE RESULTS
Results at May 31, 2006

                                                                                                 SINCE
                                                     1 YEAR     3 YEARS   5 YEARS  10 YEARS   INCEPTION(3)

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND (INCLUDES SALES CHARGE)
----------------------------------------------------------------------------------------------------------
Class A    Cumulative value of $10,000                $9,620     $9,783   $10,853   $14,501     $33,042
----------------------------------------------------------------------------------------------------------
           Average annual total return                 -3.80%     -0.73%    +1.65%    +3.79%      +5.92%
----------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS 1-3 YEAR GOVERNMENT INDEX(1)
----------------------------------------------------------------------------------------------------------
           Cumulative value of $10,000               $10,187    $10,448    $11,745   $16,143    $35,662
----------------------------------------------------------------------------------------------------------
           Average annual total return                 +1.87%     +1.47%    +3.27%    +4.91%      +6.32%
----------------------------------------------------------------------------------------------------------
LIPPER SHORT U.S. GOVERNMENT FUNDS INDEX(2)
----------------------------------------------------------------------------------------------------------
           Cumulative value of $10,000               $10,176    $10,389   $11,436   $15,499         N/A
----------------------------------------------------------------------------------------------------------
           Average annual total return                 +1.76%     +1.28%    +2.72%    +4.48%        N/A
----------------------------------------------------------------------------------------------------------

Results for other share classes can be found on page 3.

(1) The Lehman Brothers 1-3 Year Government Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of
      2.9 years are included. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(2) The Lipper Short U.S. Government Funds Index includes the 30 largest short U.S. government funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

(3) Fund data is from Aug. 19, 1985. Lehman Brothers 1-3 Government Index data is from Sept. 1, 1985. The Fund began operating before the inception of the Lipper peer group.

--------------------------------------------------------------------------------
RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT --- 9
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource Short Duration U.S. Government Fund
MAY 31, 2006
(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
BONDS (104.4%)
--------------------------------------------------------------------------------

ISSUER                        COUPON              PRINCIPAL           VALUE(a)
                               RATE                AMOUNT
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (47.5%)
Federal Farm Credit Bank
      10-10-08                 4.25%             $ 6,015,000        $  5,878,959
Federal Home Loan Bank
      09-15-06                 3.50               30,000,000          29,850,720
      10-19-07                 4.13               35,000,000          34,437,375
      01-18-08                 4.63               22,000,000          21,775,820
      02-08-08                 4.63               22,510,000          22,254,557
      11-21-08                 4.63                6,500,000           6,395,123
Federal Home Loan Mtge Corp
      09-15-06                 3.63               34,500,000          34,343,405
      01-30-07                 3.00               10,950,000          10,782,454
      08-17-07                 4.00               16,890,000          16,625,739
      10-15-08                 5.13               11,385,000          11,331,639
Federal Natl Mtge Assn
      03-02-07                 3.00               16,000,000          15,723,104
      10-15-08                 4.50               22,165,000          21,774,519
U.S. Treasury
      06-30-07                 3.63               79,119,000          77,898,193
      09-30-07                 4.00               15,520,000          15,308,416
      11-30-07                 4.25               39,901,000          39,438,068
      02-15-08                 3.38               93,880,000(l)       91,342,329
      05-15-09                 4.88               15,420,000          15,354,943
      05-15-16                 5.13               21,475,000(b)       21,491,772
      05-15-18                 9.13                4,205,000           5,635,028
      08-15-23                 6.25                4,355,000           4,784,717
      02-15-26                 6.00                7,160,000           7,719,375
                                                                    ------------
Total                                                                510,146,255
--------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (0.7%)(F)
Federal Natl Mtge Assn #360800
      01-01-09                 5.74                3,138,085           3,134,463
Federal Natl Mtge Assn #381990
      10-01-09                 7.11                4,211,846           4,392,966
                                                                    ------------
Total                                                                  7,527,429
--------------------------------------------------------------------------------

MORTGAGE-BACKED (56.2%)(F,G)
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-6CB Cl 1A1
      04-25-35                 7.50                2,174,154           2,219,675

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------


ISSUER                        COUPON              PRINCIPAL           VALUE(a)
                               RATE                AMOUNT
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-2CB Cl A11
      03-25-36                 6.00%             $ 7,451,844        $  7,337,362
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2005-R2 Cl 2A1
      06-25-35                 7.00                6,680,013(d)        6,822,263
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2006-OA5 Cl 2A2
      04-25-46                 5.38                3,571,279(k)        3,573,904
CS First Boston Mtge Securities
  Collateralized Mtge Obligation
  Series 2005-8 Cl 7A1
      09-25-35                 7.00                5,373,644           5,417,306
Federal Home Loan Mtge Corp #A18107
      01-01-34                 5.50                3,830,195           3,701,067
Federal Home Loan Mtge Corp #B16408
      09-01-19                 5.50                1,573,756           1,550,549
Federal Home Loan Mtge Corp #B16409
      09-01-19                 5.50                2,171,205           2,139,187
Federal Home Loan Mtge Corp #C00351
      07-01-24                 8.00                  362,097             385,044
Federal Home Loan Mtge Corp #C00385
      01-01-25                 9.00                  564,583             612,137
Federal Home Loan Mtge Corp #C80329
      08-01-25                 8.00                  115,695             123,009
Federal Home Loan Mtge Corp #D54959
      07-01-24                 8.00                   45,418              48,297
Federal Home Loan Mtge Corp #E00398
      10-01-10                 7.00                  666,930             679,770
Federal Home Loan Mtge Corp #E81240
      06-01-15                 7.50                5,753,545           5,984,410
Federal Home Loan Mtge Corp #E90650
      07-01-12                 5.50                  384,589             379,030
Federal Home Loan Mtge Corp #E92454
      11-01-17                 5.00                4,171,306           4,039,223
Federal Home Loan Mtge Corp #E93465
      11-01-17                 5.50                7,147,017           7,052,331

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
10 --- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                        COUPON              PRINCIPAL           VALUE(a)
                               RATE                AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #G00363
    06-01-25                   8.00%             $   445,423        $    473,580
Federal Home Loan Mtge Corp #G00501
    05-01-26                   9.00                  846,528             917,552
Federal Home Loan Mtge Corp #G10669
    03-01-12                   7.50                2,909,753           3,022,522
Federal Home Loan Mtge Corp #G11243
    04-01-17                   6.50               19,383,020          19,741,880
Federal Home Loan Mtge Corp #G12099
    06-01-13                   4.50               17,972,789          17,167,784
Federal Home Loan Mtge Corp #G12100
    11-01-13                   5.00                5,194,725           5,035,601
Federal Home Loan Mtge Corp #M30074
    09-01-09                   6.50                  176,366             178,778
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
    06-15-16                   7.00                9,964,799          10,269,260
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
    12-15-12                  12.70                6,548,764(i)          287,016
    02-15-14                  17.16                6,986,675(i)          391,181
    01-01-20                  18.04                   10,813(i)            2,409
    03-15-25                  14.63                8,656,392(i)          708,835
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only/Inverse Floater
    11-15-19                  14.18                8,894,978(h,i)        620,150
    03-15-32                  17.31                2,074,274(h,i)        170,427
Federal Natl Mtge Assn
    06-01-36                   5.00                5,280,000(e)        4,951,647
    06-01-36                   6.50               54,325,000(e)       54,800,343
    06-01-36                   7.00                8,000,000(e)        8,195,000
Federal Natl Mtge Assn #124528
    10-01-07                   7.50                  177,122             178,202
Federal Natl Mtge Assn #125032
    11-01-21                   8.00                  181,700             192,475
Federal Natl Mtge Assn #190129
    11-01-23                   6.00                1,332,941           1,323,772
Federal Natl Mtge Assn #190353
    08-01-34                   5.00                8,093,701           7,615,077
Federal Natl Mtge Assn #190764
    09-01-07                   8.50                   15,669              15,652
Federal Natl Mtge Assn #190785
    05-01-09                   7.50                  724,084             728,500
Federal Natl Mtge Assn #190988
    06-01-24                   9.00                  405,723             433,615

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------


ISSUER                        COUPON              PRINCIPAL           VALUE(a)
                               RATE                AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #254384
    06-01-17                   7.00%             $   559,161        $    574,024
Federal Natl Mtge Assn #254454
    08-01-17                   7.00                  976,114           1,002,060
Federal Natl Mtge Assn #254723
    05-01-23                   5.50               11,940,308          11,647,397
Federal Natl Mtge Assn #254748
    04-01-13                   5.50                9,932,607           9,785,946
Federal Natl Mtge Assn #254757
    05-01-13                   5.00               13,017,360          12,728,285
Federal Natl Mtge Assn #254774
    05-01-13                   5.50                3,109,862           3,075,653
Federal Natl Mtge Assn #254864
    08-01-13                   4.50                6,667,992           6,425,305
Federal Natl Mtge Assn #255501
    09-01-14                   6.00                1,365,164           1,375,268
Federal Natl Mtge Assn #303885
    05-01-26                   7.50                  634,473             658,530
Federal Natl Mtge Assn #313007
    07-01-11                   7.50                  466,753             478,020
Federal Natl Mtge Assn #313428
    12-01-08                   7.50                  289,233             290,997
Federal Natl Mtge Assn #336512
    02-01-26                   6.00                   67,047              66,550
Federal Natl Mtge Assn #357485
    02-01-34                   5.50               16,909,060          16,347,512
Federal Natl Mtge Assn #407327
    01-01-14                   5.50                  632,263             624,961
Federal Natl Mtge Assn #456374
    12-01-13                   5.50                1,248,382           1,233,965
Federal Natl Mtge Assn #508402
    08-01-14                   6.50                  332,171             338,019
Federal Natl Mtge Assn #545818
    07-01-17                   6.00               20,957,485          21,133,130
Federal Natl Mtge Assn #545864
    08-01-17                   5.50               16,012,891          15,820,319
Federal Natl Mtge Assn #545910
    08-01-17                   6.00                3,090,011           3,115,906
Federal Natl Mtge Assn #555063
    11-01-17                   5.50               11,647,569          11,504,917
Federal Natl Mtge Assn #555367
    03-01-33                   6.00               13,182,820          13,063,558
Federal Natl Mtge Assn #579485
    04-01-31                   6.50                3,033,176           3,084,589
Federal Natl Mtge Assn #593829
    12-01-28                   7.00                1,960,650           2,014,079
Federal Natl Mtge Assn #601416
    11-01-31                   6.50                1,209,800           1,230,021

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT --- 11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                        COUPON              PRINCIPAL           VALUE(a)
                               RATE                AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #630993
    09-01-31                   7.50%             $ 2,758,188        $  2,864,468
Federal Natl Mtge Assn #648040
    06-01-32                   6.50                3,060,437           3,095,976
Federal Natl Mtge Assn #648349
    06-01-17                   6.00               10,301,462          10,387,787
Federal Natl Mtge Assn #651284
    07-01-17                   6.00                2,207,500           2,226,002
Federal Natl Mtge Assn #662866
    11-01-17                   6.00                1,354,484           1,370,483
Federal Natl Mtge Assn #665752
    09-01-32                   6.50                1,700,336           1,720,081
Federal Natl Mtge Assn #670782
    11-01-12                   5.00                  644,897             630,803
Federal Natl Mtge Assn #670830
    12-01-12                   5.00                  926,077             909,484
Federal Natl Mtge Assn #671415
    01-01-10                   5.00                  545,595             536,634
Federal Natl Mtge Assn #678938
    02-01-18                   5.50                3,407,201           3,365,223
Federal Natl Mtge Assn #678940
    02-01-18                   5.50                3,015,975           2,978,805
Federal Natl Mtge Assn #678944
    01-01-18                   5.50                1,467,830           1,449,849
Federal Natl Mtge Assn #686227
    02-01-18                   5.50                4,324,013           4,270,126
Federal Natl Mtge Assn #695838
    04-01-18                   5.50                5,455,695           5,387,120
Federal Natl Mtge Assn #696154
    04-01-33                   4.56                7,682,140(k)        7,535,751
Federal Natl Mtge Assn #696837
    04-01-18                   5.50                4,468,999           4,413,232
Federal Natl Mtge Assn #703440
    05-01-18                   5.50                1,027,423           1,014,308
Federal Natl Mtge Assn #704610
    06-01-33                   5.50               14,050,797          13,584,171
Federal Natl Mtge Assn #705114
    05-01-33                   4.60                7,293,656(k)        7,161,808
Federal Natl Mtge Assn #709527
    06-01-18                   5.50                  614,310             606,678
Federal Natl Mtge Assn #712602
    06-01-13                   5.00                1,885,361           1,844,143
Federal Natl Mtge Assn #722325
    07-01-33                   4.97                6,143,061(k)        5,955,818
Federal Natl Mtge Assn #722589
    08-01-33                   3.20                  844,850(k)          864,740

BONDS (CONTINUED)


ISSUER                        COUPON              PRINCIPAL           VALUE(a)
                               RATE                AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #725232
    03-01-34                   5.00%             $12,160,165        $ 11,455,006
Federal Natl Mtge Assn #725425
    04-01-34                   5.50               12,012,308          11,620,463
Federal Natl Mtge Assn #725431
    08-01-15                   5.50               13,275,894          13,122,573
Federal Natl Mtge Assn #725737
    08-01-34                   4.53                4,681,489(k)        4,636,921
Federal Natl Mtge Assn #725773
    09-01-34                   5.50               10,193,303           9,842,980
Federal Natl Mtge Assn #730632
    08-01-33                   4.11                2,662,579(k)        2,563,462
Federal Natl Mtge Assn #739243
    09-01-33                   6.00                3,748,453           3,720,824
Federal Natl Mtge Assn #739331
    09-01-33                   6.00                2,006,389           1,987,598
Federal Natl Mtge Assn #743524
    11-01-33                   5.00                3,822,259           3,600,610
Federal Natl Mtge Assn #753508
    11-01-33                   5.00                4,170,767           3,928,908
Federal Natl Mtge Assn #791447
    10-01-34                   6.00                6,300,443           6,235,620
Federal Natl Mtge Assn #797042
    06-01-34                   5.50                3,380,475           3,264,295
Federal Natl Mtge Assn #797046
    07-01-34                   5.50                3,949,532           3,813,795
Federal Natl Mtge Assn #797048
    06-01-34                   5.50                1,494,038           1,442,691
Federal Natl Mtge Assn #799769
    11-01-34                   5.06                5,497,015(k)        5,406,204
Federal Natl Mtge Assn #801344
    10-01-34                   5.08                6,135,399(k)        6,065,823
Federal Natl Mtge Assn #815463
    02-01-35                   5.50                3,114,899           3,007,846
Federal Natl Mtge Assn #832641
    09-01-35                   6.00                8,738,164           8,637,647
Federal Natl Mtge Assn #836561
    10-01-35                   6.00                5,572,763           5,508,658
Federal Natl Mtge Assn #845070
    12-01-35                   5.10                2,901,165(k)        2,858,371
Federal Natl Mtge Assn #849082
    01-01-36                   5.86                3,542,206(k)        3,537,655
Federal Natl Mtge Assn #849170
    01-01-36                   5.98                4,871,261(k)        4,881,180
Federal Natl Mtge Assn #878661
    02-01-36                   5.50               10,020,155(e)        9,619,349

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
12 --- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                        COUPON              PRINCIPAL           VALUE(a)
                               RATE                AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
    08-01-18                   8.60%             $     6,390(i)     $      1,651
    01-15-20                  20.00                  274,532(i)           56,315
    07-25-22                  20.00                  839,287(i)          145,107
    01-25-36                   8.73                3,444,676(i)          961,653
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2003-24
    12-25-12                  20.00                4,990,127(i)          208,962
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2003-26
    03-25-23                   8.45                2,282,596(i)          481,562
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2003-71
    12-25-31                  10.63                2,824,224(i)          590,307
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2003-81
    11-25-13                  10.08                9,703,335(i)          611,493
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only/Inverse Floater
  Series 2002-18
    02-25-32                  18.45                4,162,935(h,i)        345,395
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Principal Only
    06-25-21                   4.50                   40,611(j)           34,504
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Series 2003-133
    12-25-26                   8.00                2,855,934           3,032,522
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Series 2003-94
    07-25-23                   5.50               15,640,786          15,572,341
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Series 2003-W11 Cl A1
    06-25-33                   6.97                  559,328(k)          563,093

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------


ISSUER                        COUPON              PRINCIPAL          VALUE(a)
                               RATE                AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Series 2004-60
    04-25-34                   5.50%             $ 4,297,673      $    4,246,473
Govt Natl Mtge Assn #615740
    08-15-13                   6.00                1,342,608           1,353,517
Govt Natl Mtge Assn #781507
    09-15-14                   6.00                6,321,692           6,372,535
Govt Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2003-62
    03-20-29                   7.17                4,499,426(i)          363,923
GSR Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2005-AR2 Cl 2A1
    04-25-35                   4.86                   58,673(k)           57,703
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2004-4 Cl 3A
    06-19-34                   2.97                5,721,244(k)        5,610,234
TBW Mtge Backed Pass Through Ctfs
  Collateralized Mtge Obligation
  Series 2006-2 Cl 6A1
    07-25-36                   7.00                4,498,095           4,534,793
Washington Mutual
  Collateralized Mtge Obligation
  Series 2002-AR15 Cl A5
    12-25-32                   4.38                5,032,398(k)        4,942,741
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-10 Cl A1
    10-25-35                   5.00                6,836,160           6,453,745
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-5 Cl 2A1
    05-25-35                   5.50                5,510,963           5,276,747
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-AR2 Cl 2A2
    03-25-35                   4.55                   41,194(k)           40,065
                                                                  --------------
Total                                                                603,894,183
--------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $1,142,348,010)                                            $1,121,567,867
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT --- 13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (4.1%)(c)
--------------------------------------------------------------------------------

ISSUER                                EFFECTIVE    AMOUNT            VALUE(a)
                                        YIELD    PAYABLE AT
                                                  MATURITY
U.S. GOVERNMENT AGENCIES (3.0%)
Federal Natl Mtge Assn Disc Nts
    06-01-06                             4.85%   $32,700,000      $   32,695,595
--------------------------------------------------------------------------------

COMMERCIAL PAPER (1.1%)
Park Granada LLC
    06-13-06                             5.04     10,000,000(m)        9,981,836
Sigma Finance
    06-01-06                             5.08      1,900,000           1,899,732
                                                                  --------------
Total                                                                 11,881,568
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $44,583,233)                                               $   44,577,163
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,186,931,243)(n)                                         $1,166,145,030
================================================================================

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At May 31, 2006, security was partially or fully on loan. See Note 6 to the financial statements.

(c) Cash collateral received from security lending activity is invested in short-term securities and represents 1.8% of net assets. See Note 6 to the financial statements. 2.3% of net assets is the Fund's cash equivalent position.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $6,822,263 or 0.6% of net assets.

(e) At May 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $77,928,961.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitment at May 31, 2006:

      SECURITY                    PRINCIPAL      SETTLEMENT       PROCEEDS        VALUE
                                   AMOUNT           DATE        RECEIVABLE
      ------------------------------------------------------------------------------------
      Federal Natl Mtge Assn
       06-01-21 5.50%            $18,500,000       6-19-06      $18,245,625    $18,216,728

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on May 31, 2006. At May 31, 2006, the value of inverse floaters represented 0.1% of net assets.


--------------------------------------------------------------------------------
14 --- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

(i) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at May 31, 2006.

(j) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at May 31, 2006.

(k) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2006.

(l) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

      TYPE OF SECURITY                                           NOTIONAL AMOUNT
      --------------------------------------------------------------------------
      PURCHASE CONTRACTS
      U.S. Long Bond, Sept. 2006, 20-year                          $ 9,600,000
      U.S. Treasury Note, Sept. 2006, 2-year                        57,000,000
      U.S. Treasury Note, Sept. 2006, 5-year                        21,300,000
      SALE CONTRACTS
      U.S. Treasury Note, June 2006, 10-year                        13,100,000

(m) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $9,981,836 or 0.9% of net assets.

(n) At May 31, 2006, the cost of securities for federal income tax purposes was $1,189,674,177 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $  1,935,145
      Unrealized depreciation                                       (25,464,292)
      --------------------------------------------------------------------------
      Net unrealized depreciation                                  $(23,529,147)
      --------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT --- 15
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
RiverSource Short Duration U.S. Government Fund
MAY 31, 2006

----------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------
Investments in securities, at value (Note 1)*
    (identified cost $1,186,931,243)                                                       $1,166,145,030
Capital shares receivable                                                                         599,958
Accrued interest receivable                                                                     7,476,199
Receivable for investment securities sold                                                      45,619,932
----------------------------------------------------------------------------------------------------------
Total assets                                                                                1,219,841,119
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------
Disbursements in excess of cash on demand deposit                                                 527,365
Dividends payable to shareholders                                                                 584,369
Capital shares payable                                                                            420,399
Payable for investment securities purchased                                                    27,098,658
Payable for securities purchased on a forward-commitment basis (Note 1)                        77,928,961
Payable upon return of securities loaned (Note 6)                                              19,433,750
Accrued investment management services fee                                                         14,110
Accrued distribution fee                                                                          243,104
Accrued service fee                                                                                    51
Accrued transfer agency fee                                                                         5,320
Accrued administrative services fee                                                                 1,976
Other accrued expenses                                                                            641,374
Forward sale commitments, at value (proceeds receivable $18,245,625) (Note 1)                  18,216,728
----------------------------------------------------------------------------------------------------------
Total liabilities                                                                             145,116,165
----------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                         $1,074,724,954

----------------------------------------------------------------------------------------------------------
REPRESENTED BY
----------------------------------------------------------------------------------------------------------
Capital stock -- $.01 par value (Note 1)                                                   $    2,295,410
Additional paid-in capital                                                                  1,315,461,619
Excess of distributions over net investment income                                               (751,758)
Accumulated net realized gain (loss) (Note 8)                                                (221,380,866)
Unrealized appreciation (depreciation) on investments (Note 5)                                (20,899,451)
----------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                   $1,074,724,954
==========================================================================================================
Net assets applicable to outstanding shares:            Class A                            $  640,796,129
                                                        Class B                            $  338,374,051
                                                        Class C                            $   14,524,073
                                                        Class I                            $   62,447,956
                                                        Class Y                            $   18,582,745
Net asset value per share of outstanding capital stock: Class A shares   136,877,022       $         4.68
                                                        Class B shares    72,270,651       $         4.68
                                                        Class C shares     3,102,467       $         4.68
                                                        Class I shares    13,322,741       $         4.69
                                                        Class Y shares     3,968,098       $         4.68
----------------------------------------------------------------------------------------------------------
*Including securities on loan, at value (Note 6)                                           $   19,014,820
----------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
16 --- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
RiverSource Short Duration U.S Government Fund

                                                                   PERIOD FROM      PERIOD FROM         TOTAL
                                                                 JUNE 1, 2005 TO  OCT. 18, 2005 TO  JUNE 1, 2005 TO
                                                                  OCT. 17, 2005     MAY 31, 2006     MAY 31, 2006
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------
Income:
Interest                                                           $ 21,834,797     $ 32,632,011     $ 54,466,808
Fee income from securities lending (Note 6)                              78,977          196,380          275,357
-------------------------------------------------------------------------------------------------------------------
Total income                                                         21,913,774       32,828,391       54,742,165
-------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                    2,926,614        3,756,587        6,683,201
Distribution fee
    Class A                                                             804,657        1,120,860        1,925,517
    Class B                                                           1,990,132        2,447,855        4,437,987
    Class C                                                              82,716          105,722          188,438
Transfer agency fee                                                   1,041,004        1,184,158        2,225,162
Incremental transfer agency fee
    Class A                                                              47,037           67,908          114,945
    Class B                                                              49,318           65,388          114,706
    Class C                                                               2,511            3,388            5,899
Service fee -- Class Y                                                   25,314           12,040           37,354
Administrative services fees and expenses                               295,951          525,131          821,082
Compensation of board members                                             4,699            6,578           11,277
Custodian fees                                                           75,680           74,117          149,797
Printing and postage                                                    160,360          137,305          297,665
Registration fees                                                        30,220           42,720           72,940
Audit fees                                                               18,490           31,510           50,000
Other                                                                    49,588           27,807           77,395
-------------------------------------------------------------------------------------------------------------------
Total expenses                                                        7,604,291        9,609,074       17,213,365
    Expenses waived/reimbursed by the
    Investment Manager and its affiliates (Note 2)                   (1,061,369)      (1,146,381)      (2,207,750)
-------------------------------------------------------------------------------------------------------------------
                                                                      6,542,922        8,462,693       15,005,615
    Earnings credits on cash balances (Note 2)                          (48,181)         (91,443)        (139,624)
-------------------------------------------------------------------------------------------------------------------
Total net expenses                                                    6,494,741        8,371,250       14,865,991
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      15,419,033       24,457,141       39,876,174
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
    Security transactions (Note 3)                                   (1,386,547)      (8,593,263)      (9,979,810)
    Futures contracts                                                   (62,558)         214,212          151,654
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                              (1,449,105)      (8,379,051)      (9,828,156)
Net change in unrealized appreciation
    (depreciation) on investments                                   (13,544,648)      (5,669,439)     (19,214,087)
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (14,993,753)     (14,048,490)     (29,042,243)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $    425,280     $ 10,408,651     $ 10,833,931
===================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT --- 17
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
RiverSource Short Duration U.S. Government Fund

YEAR ENDED MAY 31,                                                           2006                2005
-----------------------------------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        $    39,876,174     $    44,021,997
Net realized gain (loss) on investments                                     (9,828,156)        (25,384,686)
Net change in unrealized appreciation (depreciation) on investments        (19,214,087)         12,004,347
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             10,833,931          30,641,658
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
    Net investment income
       Class A                                                             (25,344,232)        (27,188,188)
       Class B                                                             (11,112,963)        (13,508,603)
       Class C                                                                (475,216)           (552,010)
       Class I                                                              (1,917,196)           (370,986)
       Class Y                                                              (1,202,674)         (2,998,869)
-----------------------------------------------------------------------------------------------------------
Total distributions                                                        (40,052,281)        (44,618,656)
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
-----------------------------------------------------------------------------------------------------------
Proceeds from sales
    Class A shares (Note 2)                                                152,023,244         238,048,631
    Class B shares                                                          57,560,792         101,336,355
    Class C shares                                                           2,800,362           5,860,931
    Class I shares                                                          40,699,356          32,075,351
    Class Y shares                                                           8,191,458          22,393,741
Reinvestment of distributions at net asset value
    Class A shares                                                          22,725,811          24,424,025
    Class B shares                                                          10,224,074          12,662,464
    Class C shares                                                             442,952             516,851
    Class I shares                                                           1,887,079             361,220
    Class Y shares                                                           1,156,490           2,010,628
Payments for redemptions
    Class A shares                                                        (410,945,903)       (548,605,037)
    Class B shares (Note 2)                                               (307,798,780)       (483,681,823)
    Class C shares (Note 2)                                                (11,908,336)        (20,526,865)
    Class I shares                                                         (10,310,796)         (5,183,945)
    Class Y shares                                                         (89,611,333)        (39,177,481)
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions         (532,863,530)       (657,484,954)
-----------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   (562,081,880)       (671,461,952)
Net assets at beginning of year                                          1,636,806,834       2,308,268,786
-----------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 1,074,724,954     $ 1,636,806,834
===========================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
18 --- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

RiverSource Short Duration U.S. Government Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Government Income Series, Inc. (formerly AXP Government Income Series, Inc.) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Government Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills and notes, and of its agencies and instrumentalities.

The Fund offers Class A, Class B, Class C and Class Y shares.

o     Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At May 31, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) and the affiliated funds-of-funds owned 100% of Class I shares, which represents 5.81% of the Fund's net assets.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Prior to Oct. 18, 2005, the Fund invested all of its assets in the Government Income Portfolio (the Portfolio). The Fund recorded its daily share of the Portfolio's income, expenses and realized and unrealized gains and losses.

--------------------------------------------------------------------------------
RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT --- 19
--------------------------------------------------------------------------------

Effective at the close of business on Oct. 17, 2005, the Portfolio was liquidated and the Fund exchanged its interest in the Portfolio for its proportionate share (99.99%) of the Portfolio's assets and liabilities. Within the statement of operations for the period from June 1, 2005 to Oct. 17, 2005, income and expense amounts include allocations from the Portfolio in the following amounts: Interest income $21,834,797

--------------------------------------------------------------------------------
Fee income form securities lending                                      $78,977
--------------------------------------------------------------------------------
Investment management services fee                                   $2,926,614
--------------------------------------------------------------------------------
Custodian fees                                                          $75,680
--------------------------------------------------------------------------------
Audit fees                                                              $13,899
--------------------------------------------------------------------------------
Other                                                                   $37,334
--------------------------------------------------------------------------------
Earnings credits on cash balances                                         $(946)
--------------------------------------------------------------------------------

All realized and unrealized gains (losses) presented for the period from June 1, 2005 to Oct. 17, 2005 were as a result of allocations from the Portfolio.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the Board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At May 31, 2006, the Fund has entered into outstanding when-issued securities of $68,309,612 and other forward-commitments of $9,619,349.


--------------------------------------------------------------------------------
20 --- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

The Fund also enters into transactions to sell purchases commitments to third parties at current market values and concurrently acquires other purchases commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchases price of the commitment.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write put and call options. This may include purchasing mortgage-backed security (MBS) put spread options and writing covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

SHORT SALES

The Fund may engage in short sales. In these transactions, the Fund sells a security that it does not own. The Fund is obligated to replace the security that was short by purchasing it at the market price at the time of replacement or entering into an offsetting transaction with the broker. The price at such time may be more or less than the price at which the Portfolio sold the security.

--------------------------------------------------------------------------------
RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT --- 21
--------------------------------------------------------------------------------

FORWARD SALE COMMITMENTS

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the "Notes to investments in securities."

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $37,183 and accumulated net realized loss has been increased by $37,539 resulting in a reclassification adjustment to increase paid-in capital by $356.


--------------------------------------------------------------------------------
22 --- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED MAY 31,                                    2006               2005
--------------------------------------------------------------------------------
CLASS A
Distributions paid from:
       Ordinary income ........................   $25,344,232        $27,188,188
       Long-term capital gain .................            --                 --

CLASS B
Distributions paid from:
       Ordinary income ........................    11,112,963         13,508,603
       Long-term capital gain .................            --                 --

CLASS C
Distributions paid from:
       Ordinary income ........................       475,216            552,010
       Long-term capital gain .................            --                 --

CLASS I
Distributions paid from:
       Ordinary income ........................     1,917,196            370,986
       Long-term capital gain .................            --                 --

CLASS Y
Distributions paid from:
       Ordinary income ........................     1,202,674          2,998,869
       Long-term capital gain .................            --                 --

At May 31, 2006, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income .................................   $     699,619
Accumulated long-term gain (loss) .............................   $(216,881,168)
Unrealized appreciation (depreciation) ........................   $ (26,266,157)

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Effective Oct. 18, 2005, the Fund entered into an Investment Management Services Agreement with RiverSource Investments, LLC (the Investment Manager) to determine which securities will be purchased, held or sold. Prior to the withdrawal of the Fund's assets from the Portfolio, Income Trust, on behalf of the Portfolio, had an Investment Management Services Agreement with Ameriprise Financial. Prior to Oct. 18, 2005, the investment management fee was assessed at the Portfolio level. The management fee is a percentage of the Fund's average daily net assets that declines from 0.48% to 0.25% annually as the Fund's assets increase. Prior to March 1, 2006, the management fee percentage of the Fund's average daily net assets declined from 0.52% to 0.395% annually as the Fund's assets increased.


--------------------------------------------------------------------------------
RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT --- 23
--------------------------------------------------------------------------------

Under the current Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase. Prior to Oct. 1, 2005, the fee percentage of the Fund's average daily net assets declined from 0.05% to 0.025% annually as the Fund's assets increased. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $20.50

o     Class B $21.50

o     Class C $21.00

o     Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

Beginning May 20, 2005, the Transfer Agent implemented an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $967,861 for Class A, $935,310 for Class B and $5,789 for Class C for the year ended May 31, 2006.


--------------------------------------------------------------------------------
24 --- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

For the year ended May 31, 2006, the Investment Manager and its affiliates waived certain fees and expenses to 0.89% for Class A, 1.64% for Class B, 1.64% for Class C, 0.58% for Class I and 0.72% for Class Y. Of these waived fees and expenses, the transfer agency fees waived for Class A, Class B, Class C and Class Y were $995,559, $628,041, $27,630 and $47,290, respectively, and the management fees waived at the Fund level were $509,230. Under this agreement which was effective until Feb. 28, 2006, net expenses would not exceed 0.89% for Class A, 1.64% for Class B, 1.64% for Class C, 0.59% for Class I and 0.72% for Class Y of the Fund's average daily net assets. Effective as of March 1, 2006, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until May 31, 2007, unless sooner terminated at the discretion of the Board, such that net expenses will not exceed 0.89% for Class A, 1.64% for Class B, 1.64% for Class C, 0.54% for Class I and 0.72% for Class Y of the Fund's average daily net assets.

During the period from June 1, 2005 to Oct. 17, 2005, the Fund's custodian and transfer agency fees were reduced by $48,181 as a result of earnings credits from overnight cash balances. During the period from Oct. 18, 2005 to May 31, 2006, the Fund's custodian and transfer agency fees were reduced by $91,443 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $915,766,592 and $1,173,419,591, respectively, for the period from June 1, 2005 to Oct. 17, 2005 and $1,553,139,977 and $1,717,359,606,
respectively, for the period from Oct. 18, 2005 to May 31, 2006. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                              YEAR ENDED MAY 31, 2006
                                         CLASS A         CLASS B       CLASS C       CLASS I      CLASS Y
-------------------------------------------------------------------------------------------------------------
Sold                                     32,049,091     12,143,861       590,775     8,560,843     1,723,849
Issued for reinvested distributions       4,799,507      2,159,088        93,548       398,566       243,480
Redeemed                                (86,699,539)   (64,869,864)   (2,511,821)   (2,172,038)  (18,793,148)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)                 (49,850,941)   (50,566,915)   (1,827,498)    6,787,371   (16,825,819)
-------------------------------------------------------------------------------------------------------------

                                                                 YEAR ENDED MAY 31, 2005
                                         CLASS A         CLASS B       CLASS C       CLASS I      CLASS Y
-------------------------------------------------------------------------------------------------------------
Sold                                     49,509,431     21,094,221     1,219,375     6,690,057     4,661,213
Issued for reinvested distributions       5,087,150      2,636,716       107,621        75,207       418,767
Redeemed                               (114,279,241)  (100,713,445)   (4,275,447)   (1,075,526)   (8,163,718)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)                 (59,682,660)   (76,982,508)   (2,948,451)    5,689,738    (3,083,738)
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT --- 25
--------------------------------------------------------------------------------

5. INTEREST RATE FUTURES CONTRACTS

At May 31, 2006, investments in securities included securities valued at $345,404 that were pledged as collateral to cover initial margin deposits on 594 open purchase contracts and 131 open sale contracts. The notional market value of the open purchase contracts at May 31, 2006 was $90,183,142 with a net unrealized loss of $197,663. The notional market value of the open sale contracts at May 31, 2006 was $13,765,235 with a net unrealized gain of $55,528. See "Summary of significant accounting policies" and "Notes to investments in securities."

6. LENDING OF PORTFOLIO SECURITIES

At May 31, 2006, securities valued at $19,014,820 were on loan to brokers. For collateral, the Fund received $19,433,750 in cash. Cash collateral received is invested in short-term securities, which are included in the short-term section of the "Investments in securities." Income from securities lending amounted to $275,357 for the year ended May 31, 2006. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

7. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 20, 2005. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with the Bank of New York. The Fund had no borrowings outstanding during the year ended May 31, 2006.

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $216,881,168 at May 31, 2006, that if not offset by capital gains will expire as follows:

    2008              2009            2013             2014             2015
--------------------------------------------------------------------------------
 $35,174,077      $117,356,906     $36,267,962      $20,469,230      $7,612,993
--------------------------------------------------------------------------------

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
26 --- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

--------------------------------------------------------------------------------
RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT --- 27
--------------------------------------------------------------------------------

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

-----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------------------
Fiscal period ended May 31,                                           2006          2005          2004       2003       2002
Net asset value, beginning of period                                 $4.79         $4.82         $4.94      $4.85      $4.78
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .15           .12           .11        .15        .19
Net gains (losses) (both realized and unrealized)                     (.10)         (.03)         (.12)       .09        .08
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       .05           .09          (.01)       .24        .27
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.16)         (.12)         (.11)      (.15)      (.20)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $4.68         $4.79         $4.82      $4.94      $4.85
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $ 641         $ 894         $1,188     $1,728     $1,185
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       .89%(c)       .93%(c)       .97%       .95%       .95%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     3.27%         2.49%         2.19%      2.90%      4.01%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)              194%          169%          125%       218%       267%
-----------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                       1.00%         1.92%         (.24%)     4.90%      5.77%
-----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.06% and 1.01% for the years ended May 31, 2006 and 2005, respectively.

(d)   Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
28 --- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

CLASS B

-----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------------------
Fiscal period ended May 31,                                           2006          2005          2004       2003       2002
Net asset value, beginning of period                                 $4.79         $4.82         $4.94      $4.85      $4.78
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .12           .08           .07        .11        .16
Net gains (losses) (both realized and unrealized)                     (.11)         (.03)         (.12)       .09        .08
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       .01           .05          (.05)       .20        .24
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.12)         (.08)         (.07)      (.11)      (.17)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $4.68         $4.79         $4.82      $4.94      $4.85
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $ 338         $ 588         $ 963      $1,578     $1,104
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                      1.64%(c)      1.68%(c)      1.72%      1.71%      1.71%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     2.50%         1.73%         1.44%      2.15%      3.25%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)              194%          169%          125%       218%       267%
-----------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                        .26%         1.16%         (.99%)     4.11%      4.98%
-----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) The Investment Manager and its affiliaties waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.82% and 1.76% for the years ended May 31, 2006 and 2005, respectively.

(d)   Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT --- 29
--------------------------------------------------------------------------------

CLASS C

-----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------------------
Fiscal period ended May 31,                                           2006          2005          2004       2003       2002
Net asset value, beginning of period                                 $4.79         $4.82         $4.94      $4.85      $4.78
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .12           .08           .07        .11        .16
Net gains (losses) (both realized and unrealized)                     (.11)         (.03)         (.12)       .09        .08
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       .01           .05          (.05)       .20        .24
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.12)         (.08)         (.07)      (.11)      (.17)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $4.68         $4.79         $4.82      $4.94      $4.85
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $  15         $  24         $  38      $  58      $  29
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                      1.64%(c)      1.68%(c)      1.73%      1.72%      1.72%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     2.51%         1.73%         1.44%      2.10%      3.09%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)              194%          169%          125%       218%       267%
-----------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                        .26%         1.16%         (.99%)     4.11%      4.98%
-----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.83% and 1.77% for the years ended May 31, 2006 and 2005, respectively.

(d)   Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
30 --- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
---------------------------------------------------------------------------------------------------------
Fiscal period ended May 31,                                           2006          2005       2004(b)
Net asset value, beginning of period                                 $4.79         $4.83      $4.90
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .17           .14        .03
Net gains (losses) (both realized and unrealized)                     (.10)         (.04)      (.07)
---------------------------------------------------------------------------------------------------------
Total from investment operations                                       .07           .10       (.04)
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.17)         (.14)      (.03)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $4.69         $4.79      $4.83
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $  62         $  31      $   4
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                       .58%(d)       .57%       .63%(e)
---------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     3.66%         2.98%      2.74%(e)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)              194%          169%       125%
---------------------------------------------------------------------------------------------------------
Total return(f)                                                       1.56%         2.06%      (.87%)(g)
---------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class I would have been 0.62% for the year ended May 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

--------------------------------------------------------------------------------
RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT --- 31
--------------------------------------------------------------------------------

CLASS Y

-----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------------------
Fiscal period ended May 31,                                           2006          2005          2004       2003       2002
Net asset value, beginning of period                                 $4.79         $4.82         $4.94      $4.85      $4.78
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .16           .13           .12        .15        .20
Net gains (losses) (both realized and unrealized)                     (.11)         (.03)         (.12)       .09        .08
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       .05           .10            --        .24        .28
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.16)         (.13)         (.12)      (.15)      (.21)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $4.68         $4.79         $4.82      $4.94      $4.85
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $  19         $ 100         $ 115      $ 164      $ 188
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       .72%(c)       .76%(c)       .81%       .79%       .79%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     3.27%         2.66%         2.35%      3.12%      4.17%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)              194%          169%          125%       218%       267%
-----------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                       1.19%         2.10%         (.08%)     5.07%      5.93%
-----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 0.88% and 0.84% for the years ended May 31, 2006 and 2005, respectively.

(d)   Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
32 --- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS
RIVERSOURCE GOVERNMENT INCOME SERIES, INC.

We have audited the accompanying statement of assets and liabilities of RiverSource Short Duration U.S. Government Fund (a series of RiverSource Government Income Series, Inc.) as of May 31, 2006, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended May 31, 2006, and the financial highlights for each of the years in the five-year period ended May 31, 2006. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Short Duration U.S. Government Fund as of May 31, 2006, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.


KPMG LLP
Minneapolis, Minnesota
July 20, 2006

--------------------------------------------------------------------------------
RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT --- 33
--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

RiverSource Short Duration U.S. Government Fund
Fiscal year ended May 31, 2006

CLASS A
INCOME DISTRIBUTIONS -- taxable as dividend income:
       Qualified Dividend Income for individuals ..................       0.00%
       Dividends Received Deduction for corporations ..............       0.00%
PAYABLE DATE ......................................................   PER SHARE
June 29, 2005 .....................................................    $0.00900
July 28, 2005 .....................................................     0.01031
Aug. 29, 2005 .....................................................     0.01300
Sept. 29, 2005 ....................................................     0.01300
Oct. 27, 2005 .....................................................     0.01300
Nov. 29, 2005 .....................................................     0.01300
Dec. 22, 2005 .....................................................     0.01605
Jan. 26, 2006 .....................................................     0.01300
Feb. 27, 2006 .....................................................     0.01481
March 27, 2006 ....................................................     0.01300
April 26, 2006 ....................................................     0.01400
May 25, 2006 ......................................................     0.01400
Total distributions ...............................................    $0.15617


CLASS B
INCOME DISTRIBUTIONS -- taxable as dividend income:
       Qualified Dividend Income for individuals ..................       0.00%
       Dividends Received Deduction for corporations ..............       0.00%
PAYABLE DATE ......................................................   PER SHARE
June 29, 2005 .....................................................    $0.00565
July 28, 2005 .....................................................     0.00746
Aug. 29, 2005 .....................................................     0.00983
Sept. 29, 2005 ....................................................     0.00996
Oct. 27, 2005 .....................................................     0.01040
Nov. 29, 2005 .....................................................     0.00979
Dec. 22, 2005 .....................................................     0.01381
Jan. 26, 2006 .....................................................     0.00959
Feb. 27, 2006 .....................................................     0.01169
March 27, 2006 ....................................................     0.01028
April 26, 2006 ....................................................     0.01110
May 25, 2006 ......................................................     0.01120
Total distributions ...............................................    $0.12076


--------------------------------------------------------------------------------
34 --- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

CLASS C
INCOME DISTRIBUTIONS -- taxable as dividend income:
       Qualified Dividend Income for individuals ..................       0.00%
       Dividends Received Deduction for corporations ..............       0.00%
PAYABLE DATE ......................................................   PER SHARE
June 29, 2005 .....................................................    $0.00565
July 28, 2005 .....................................................     0.00746
Aug. 29, 2005 .....................................................     0.00986
Sept. 29, 2005 ....................................................     0.00996
Oct. 27, 2005 .....................................................     0.01040
Nov. 29, 2005 .....................................................     0.00979
Dec. 22, 2005 .....................................................     0.01381
Jan. 26, 2006 .....................................................     0.00959
Feb. 27, 2006 .....................................................     0.01169
March 27, 2006 ....................................................     0.01029
April 26, 2006 ....................................................     0.01110
May 25, 2006 ......................................................     0.01120
Total distributions ...............................................    $0.12080


CLASS I
INCOME DISTRIBUTIONS -- taxable as dividend income:
       Qualified Dividend Income for individuals ..................       0.00%
       Dividends Received Deduction for corporations ..............       0.00%
PAYABLE DATE ......................................................   PER SHARE
June 29, 2005 .....................................................    $0.01043
July 28, 2005 .....................................................     0.01141
Aug. 29, 2005 .....................................................     0.01427
Sept. 29, 2005 ....................................................     0.01423
Oct. 27, 2005 .....................................................     0.01415
Nov. 29, 2005 .....................................................     0.01430
Dec. 22, 2005 .....................................................     0.01760
Jan. 26, 2006 .....................................................     0.01438
Feb. 27, 2006 .....................................................     0.01607
March 27, 2006 ....................................................     0.01428
April 26, 2006 ....................................................     0.01537
May 25, 2006 ......................................................     0.01533
Total distributions ...............................................    $0.17182

--------------------------------------------------------------------------------
RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT --- 35
--------------------------------------------------------------------------------

CLASS Y
INCOME DISTRIBUTIONS -- taxable as dividend income:
       Qualified Dividend Income for individuals ..................       0.00%
       Dividends Received Deduction for corporations ..............       0.00%
PAYABLE DATE ......................................................   PER SHARE
June 29, 2005 .....................................................    $0.00976
July 28, 2005 .....................................................     0.01162
Aug. 29, 2005 .....................................................     0.01371
Sept. 29, 2005 ....................................................     0.01367
Oct. 27, 2005 .....................................................     0.01367
Nov. 29, 2005 .....................................................     0.01373
Dec. 22, 2005 .....................................................     0.01655
Jan. 26, 2006 .....................................................     0.01378
Feb. 27, 2006 .....................................................     0.01551
March 27, 2006 ....................................................     0.01362
April 26, 2006 ....................................................     0.01466
May 25, 2006 ......................................................     0.01464
Total distributions ...............................................    $0.16492


--------------------------------------------------------------------------------
36 --- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended May 31, 2006.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT --- 37
--------------------------------------------------------------------------------

                                                 BEGINNING        ENDING         EXPENSES      ANNUALIZED
                                               ACCOUNT VALUE  ACCOUNT VALUE     PAID DURING      EXPENSE
                                                DEC. 1, 2005   MAY 31, 2006    THE PERIOD(a)     RATIO
---------------------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------------------
   Actual(b)                                       $1,000        $1,007.80        $4.46(c)         .89%
---------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)        $1,000        $1,020.49        $4.48(c)         .89%
---------------------------------------------------------------------------------------------------------
Class B
---------------------------------------------------------------------------------------------------------
   Actual(b)                                       $1,000        $1,004.00        $8.19(c)        1.64%
---------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)        $1,000        $1,016.75        $8.25(c)        1.64%
---------------------------------------------------------------------------------------------------------
Class C
---------------------------------------------------------------------------------------------------------
   Actual(b)                                       $1,000        $1,004.00        $8.19(c)        1.64%
---------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)        $1,000        $1,016.75        $8.25(c)        1.64%
---------------------------------------------------------------------------------------------------------
Class I
---------------------------------------------------------------------------------------------------------
   Actual(b)                                       $1,000        $1,009.60        $2.81(c)         .56%
---------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)        $1,000        $1,022.14        $2.82(c)         .56%
---------------------------------------------------------------------------------------------------------
Class Y
---------------------------------------------------------------------------------------------------------
   Actual(b)                                       $1,000        $1,008.60        $3.61(c)         .72%
---------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)        $1,000        $1,021.34        $3.63(c)         .72%
---------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b) Based on the actual return for the six months ended May 31, 2006: +0.78% for Class A, +0.40% for Class B, +0.40% for Class C, +0.96% for Class I and +0.86% for Class Y.

(c) Effective as of March 1, 2006, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until May 31, 2007, unless sooner terminated at the discretion of the Board, such that net expenses will not exceed 0.89% for Class A; 1.64% for Class B; 1.64% for Class C; 0.54% for Class I and 0.72% for Class Y. In addition, on Feb. 15, 2006, shareholders approved a change to the Investment Management Services Agreement. If these revised fee schedules had been in place for the entire six-month period ended May 31, 2006, the actual and hypothetical expenses paid would have been the same as those expenses presented in the table above for all classes, except Class I. The actual expenses paid would have been $2.71 for Class I and the hypothetical expenses paid would have been $2.72 for Class I.


--------------------------------------------------------------------------------
38 --- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 99 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                                POSITION HELD
ADDRESS,                             WITH FUND AND           PRINCIPAL OCCUPATION                    OTHER
AGE                                  LENGTH OF SERVICE       DURING PAST FIVE YEARS                  DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz                       Board member            Chief Justice, Minnesota Supreme
901 S. Marquette Ave.                since 2006              Court, 1998-2005
Minneapolis, MN 55402
Age 52
--------------------------------------------------------------------------------------------------------------------------------
Arne H. Carlson                      Board member            Chair, Board Services Corporation
901 S. Marquette Ave.                since 1999              (provides administrative services
Minneapolis, MN 55402                                        to boards); former Governor
Age 71                                                       of Minnesota
--------------------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn                    Board member            Trustee Professor of Economics and
901 S. Marquette Ave.                since 2004              Management, Bentley College;
Minneapolis, MN 55402                                        former Dean, McCallum Graduate
Age 55                                                       School of Business, Bentley College
--------------------------------------------------------------------------------------------------------------------------------
Anne P. Jones                        Board member            Attorney and Consultant
901 S. Marquette Ave.                since 1985
Minneapolis, MN 55402
Age 71
--------------------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind                      Board member            Former Managing Director,               American Progressive
901 S. Marquette Ave.                since 2005              Shikiar Asset Management                Insurance
Minneapolis, MN 55402
Age 70
--------------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                Board member            President Emeritus and                  Valmont Industries, Inc.
901 S. Marquette Ave.                since 2002              Professor of Economics,                 (manufactures irrigation
Minneapolis, MN 55402                                        Carleton College                        systems)
Age 67
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT --- 39
--------------------------------------------------------------------------------

NAME,                                       POSITION HELD
ADDRESS,                                    WITH FUND AND       PRINCIPAL OCCUPATION                   OTHER
AGE                                         LENGTH OF SERVICE   DURING PAST FIVE YEARS                 DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
Catherine James Paglia                      Board member        Director, Enterprise Asset             Strategic Distribution, Inc.
901 S. Marquette Ave.                       since 2004          Management, Inc. (private real         (transportation, distribution
Minneapolis, MN 55402                                           estate and asset management            and logistics consultants)
Age 53                                                          company)
------------------------------------------------------------------------------------------------------------------------------------
Vikki L. Pryor                              Board member        President and Chief Executive
901 S. Marquette Ave.                       since 2006          Officer, SBLI USA Mutual Life
Minneapolis, MN 55402                                           Insurance Company, Inc. since 1999
Age 52
------------------------------------------------------------------------------------------------------------------------------------
Alan K. Simpson                             Board member        Former three-term United States
1201 Sunshine Ave.                          since 1997          Senator for Wyoming
Cody, WY 82414
Age 74
------------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby                        Board member        Chief Executive Officer, RiboNovix,    Hybridon, Inc.
901 S. Marquette Ave.                       since 2002          Inc. since 2003 (biotechnology);       (biotechnology); American
Minneapolis, MN 55402                                           former President, Forester Biotech     Healthways, Inc. (health
Age 62                                                                                                 management programs)
------------------------------------------------------------------------------------------------------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,                                       POSITION HELD
ADDRESS,                                    WITH FUND AND       PRINCIPAL OCCUPATION                   OTHER
AGE                                         LENGTH OF SERVICE   DURING PAST FIVE YEARS                 DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
William F. Truscott                         Board member        President - U.S. Asset Management
53600 Ameriprise Financial Center           since 2001,         and Chief Investment Officer,
Minneapolis, MN 55474                       Vice President      Ameriprise Financial, Inc. and
Age 45                                      since 2002          President, Chairman of the Board
                                                                and Chief Investment Officer,
                                                                RiverSource Investments, LLC
                                                                since 2005; Senior Vice President -
                                                                Chief Investment Officer, Ameriprise
                                                                Financial, Inc. and Chairman of the
                                                                Board and Chief Investment Officer,
                                                                RiverSource Investments, LLC,
                                                                2001-2005
------------------------------------------------------------------------------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.


--------------------------------------------------------------------------------
40 --- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS

NAME,                                 POSITION HELD
ADDRESS,                              WITH FUND AND           PRINCIPAL OCCUPATION
AGE                                   LENGTH OF SERVICE       DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox                        Treasurer               Vice President - Investment Accounting, Ameriprise Financial, Inc.,
105 Ameriprise Financial Center       since 2002              since 2002; Vice President - Finance, American Express Company,
Minneapolis, MN 55474                                         2000-2002
Age 51
-----------------------------------------------------------------------------------------------------------------------------------
Michelle M. Keeley                    Vice President          Executive Vice President - Equity and Fixed Income, Ameriprise
172 Ameriprise Financial Center       since 2004              Financial, Inc. and RiverSource Investments, LLC since 2006;
Minneapolis, MN 55474                                         Senior Vice President - Fixed Income, Ameriprise Financial, Inc.,
Age 42                                                        2002-2006 and RiverSource Investments, LLC, 2004-2006;
                                                              Managing Director, Zurich Global Assets, 2001-2002
-----------------------------------------------------------------------------------------------------------------------------------
Paula R. Meyer                        President               Senior Vice President - Mutual Funds, Ameriprise Financial, Inc.,
596 Ameriprise Financial Center       since 2002              since 2002 and Senior Vice President, RiverSource Investments,
Minneapolis, MN 55474                                         LLC since 2004; Vice President and Managing Director -
Age 52                                                        American Express Funds, Ameriprise Financial, Inc., 2000-2002
-----------------------------------------------------------------------------------------------------------------------------------
Leslie L. Ogg                         Vice President,         President of Board Services Corporation
901 S. Marquette Ave.                 General Counsel,
Minneapolis, MN 55402                 and Secretary
Age 67                                since 1978
-----------------------------------------------------------------------------------------------------------------------------------
Edward S. Dryden                      Acting Chief            Vice President - Asset Management Compliance, RiverSource
1875 Ameriprise Financial Center      Compliance Officer      Investments, LLC since 2006; Chief Compliance Officer - Mason
Minneapolis, MN 55474                 since 2006              Street Advisors, LLC, 2002-2006
Age 40
-----------------------------------------------------------------------------------------------------------------------------------
Neysa M. Alecu                        Anti-Money              Compliance Director and Anti-Money Laundering Officer,
2934 Ameriprise Financial Center      Laundering Officer      Ameriprise Financial, Inc. since 2004; Manager Anti-Money
Minneapolis, MN 55474                 since 2004              Laundering, Ameriprise Financial, Inc., 2003-2004; Compliance
Age 42                                                        Director and Bank Secrecy Act Officer, American Express
                                                              Centurion Bank, 2000-2003
-----------------------------------------------------------------------------------------------------------------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting www.riversource.com/funds.

--------------------------------------------------------------------------------
RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT --- 41
--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

During the period covered by this report, RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), served as the investment manager to RiverSource funds under an Investment Management Services Agreement ("IMS Agreement").

The Board of Directors (the "Board") annually determines whether to continue the IMS Agreement and subadvisory agreements, as applicable, by evaluating the quality and level of services received and the costs associated with those services. The Board did not make the specific determination this year as each fund's IMS Agreement was approved by the vote of a majority of the outstanding voting securities of the funds at a shareholder meeting held on Feb. 15, 2006.

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting www.riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by visiting www.riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
42 --- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RESULTS OF MEETING OF SHAREHOLDERS

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND

REGULAR MEETING OF SHAREHOLDERS HELD ON FEB. 15, 2006

(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below. A vote is based on total dollar interest in a fund.

ELECTION OF BOARD MEMBERS

                                   AFFIRMATIVE                   WITHHOLD
--------------------------------------------------------------------------------
 Kathleen Blatz                   925,025,591.91              25,403,300.36
--------------------------------------------------------------------------------
 Arne H. Carlson                  923,219,045.23              27,209,847.04
--------------------------------------------------------------------------------
 Patricia M. Flynn                925,603,425.07              24,825,467.20
--------------------------------------------------------------------------------
 Anne P. Jones                    923,145,992.32              27,282,899.95
--------------------------------------------------------------------------------
 Jeffrey Laikind                  922,812,735.15              27,616,157.12
--------------------------------------------------------------------------------
 Stephen R. Lewis, Jr.            925,073,042.16              25,355,850.11
--------------------------------------------------------------------------------
 Catherine James Paglia           925,106,117.19              25,322,775.08
--------------------------------------------------------------------------------
 Vikki L. Pryor                   925,336,280.40              25,092,611.87
--------------------------------------------------------------------------------
 Alan K. Simpson                  921,602,698.25              28,826,194.02
--------------------------------------------------------------------------------
 Alison Taunton-Rigby             925,167,257.29              25,261,634.98
--------------------------------------------------------------------------------
 William F. Truscott              925,406,303.24              25,022,589.03
--------------------------------------------------------------------------------

AMEND THE ARTICLES OF INCORPORATION TO PERMIT THE BOARD TO ESTABLISH THE MINIMUM ACCOUNT VALUE AND TO CHANGE THE NAME OF THE CORPORATION

     AFFIRMATIVE         AGAINST               ABSTAIN          BROKER NON-VOTES
--------------------------------------------------------------------------------
   900,952,440.08     30,238,068.17         19,225,594.04           12,789.98
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT --- 43
--------------------------------------------------------------------------------

APPROVE AN INVESTMENT MANAGEMENT SERVICES AGREEMENT WITH RIVERSOURCE INVESTMENTS, LLC

                AFFIRMATIVE             AGAINST                ABSTAIN          BROKER NON-VOTES
-------------------------------------------------------------------------------------------------
              908,861,532.03         23,023,778.88          18,530,791.38           12,789.98
-------------------------------------------------------------------------------------------------

APPROVE CHANGES IN FUNDAMENTAL INVESTMENT POLICIES

DIVERSIFICATION

                AFFIRMATIVE             AGAINST                ABSTAIN          BROKER NON-VOTES
-------------------------------------------------------------------------------------------------
              906,295,891.36         24,997,604.83          19,122,606.10           12,789.98
-------------------------------------------------------------------------------------------------

TEN PERCENT LIMITATION IN SINGLE ISSUER

                AFFIRMATIVE             AGAINST                ABSTAIN          BROKER NON-VOTES
-------------------------------------------------------------------------------------------------
              902,336,672.53         29,370,863.05          18,708,566.71           12,789.98
-------------------------------------------------------------------------------------------------

LENDING

                AFFIRMATIVE             AGAINST                ABSTAIN          BROKER NON-VOTES
-------------------------------------------------------------------------------------------------
              902,435,207.09         29,128,965.06          18,851,930.14           12,789.98
-------------------------------------------------------------------------------------------------

BORROWING

                AFFIRMATIVE             AGAINST                ABSTAIN          BROKER NON-VOTES
-------------------------------------------------------------------------------------------------
              904,969,770.98         27,634,608.62          17,811,722.69           12,789.98
-------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
44 --- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND --- 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RIVERSOURCE(SM) SHORT DURATION U.S. GOVERNMENT FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS

                        This report must be accompanied or preceded by the
                        Fund's current prospectus. RiverSource Funds are managed
RIVERSOURCE [LOGO](SM)  by RiverSource Investments, LLC and distributed by
       INVESTMENTS      Ameriprise Financial Services, Inc., Member NASD. Both
                        companies are part of Ameriprise Financial, Inc.

                                                                S-6042 AC (7/06)

   Annual Report

                                                         RIVERSOURCE [LOGO] (SM)
                                                                INVESTMENTS

     RIVERSOURCE (SM)
     U.S. GOVERNMENT MORTGAGE FUND

--------------------------------------------------------------------------------

     ANNUAL REPORT FOR THE
     PERIOD ENDED MAY 31, 2006

  >  RIVERSOURCE U.S. GOVERNMENT
     MORTGAGE FUND SEEKS TO PROVIDE
     SHAREHOLDERS WITH CURRENT INCOME
     AS ITS PRIMARY OBJECTIVE AND, AS ITS
     SECONDARY OBJECTIVE, PRESERVATION
     OF CAPITAL.

--------------------------------------------------------------------------------

TABLE OF CONTENTS

Fund Snapshot ...............................................................  2

Performance Summary .........................................................  4

Questions & Answers
   with Portfolio Management ................................................  5

The Fund's Long-term Performance ............................................  8

Investments in Securities ................................................... 10

Financial Statements ........................................................ 17

Notes to Financial Statements ............................................... 20

Report of Independent Registered
   Public Accounting Firm ................................................... 34

Federal Income Tax Information .............................................. 35

Fund Expenses Example ....................................................... 38

Board Members and Officers .................................................. 40

Approval of Investment Management
   Services Agreement ....................................................... 43

Proxy Voting ................................................................ 43

Results of Meeting of Shareholders .......................................... 44

                               DALBAR [LOGO] RATED
                                      2006
                                FOR COMMUNICATION

RiverSource Funds' shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.


--------------------------------------------------------------------------------
RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT - 1
--------------------------------------------------------------------------------

FUND SNAPSHOT

         AT MAY 31, 2006

--------------------------------------------------------------------------------
PORTFOLIO MANAGER                                                             <
--------------------------------------------------------------------------------

PORTFOLIO MANAGER                                  SINCE      YEARS IN INDUSTRY
Scott Kirby*                                       2/02              20

*     The Fund is managed by a team of investment professionals led by Scott
      Kirby.

--------------------------------------------------------------------------------
FUND OBJECTIVE                                                                <
--------------------------------------------------------------------------------

The Fund seeks to provide shareholders with current income as its primary goal and, as its secondary goal, preservation of capital.

Inception dates by class

A: 2/14/02   B: 2/14/02   C: 2/14/02   I: 3/4/04   Y: 2/14/02

Ticker symbols by class

A: AUGAX     B: AUGBX     C: AUGCX     I: --       Y: RSGYX

Total net assets                                                 $238.4 million

Number of holdings                                                          201

Weighted average life(1)                                              6.7 years

Effective duration(2)                                                 4.3 years

Weighted average bond rating(3)                                             AAA

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

--------------------------------------------------------------------------------
STYLE MATRIX                                                                  <
--------------------------------------------------------------------------------

---------------------------------
            DURATION

SHORT    INT.    LONG
---------------------------------
          X               HIGH
---------------------------------
                          MEDIUM  QUALITY
---------------------------------
                          LOW
---------------------------------

Shading within the style matrix indicates areas in which the Fund generally invests.

--------------------------------------------------------------------------------
CREDIT QUALITY SUMMARY                                                        <
--------------------------------------------------------------------------------

Percentage of bond portfolio assets

AAA bonds                                                                 99.2%
--------------------------------------------------------------------------------
AA bonds                                                                   0.8
--------------------------------------------------------------------------------

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

Shares of the RiverSource U.S. Government Mortgage Fund are not insured or guaranteed by the U.S. government.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
2 - RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

FUND SNAPSHOT

--------------------------------------------------------------------------------
SECTOR COMPOSITION                                                            <
--------------------------------------------------------------------------------

Percentage of portfolio assets at May 31, 2006

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Mortgage-Backed*          95.6%
Short-Term Securities*     4.1%
Asset-Backed               0.3%

* Of the 95.6%, 8.7% is due to forward commitment mortgage-backed securities activity. Short-term securities are held as collateral for these commitments.

--------------------------------------------------------------------------------
SEC YIELDS                                                                    <
--------------------------------------------------------------------------------

At May 31, 2006 by class

A: 4.11%     B: 3.56%     C: 3.56%     I: 4.84%    Y: 4.50%

At June 30, 2006 by class

A: 4.41%     B: 3.86%     C: 3.86%     I: 5.00%    Y: 4.80%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 4 for additional performance information.


--------------------------------------------------------------------------------
RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT - 3
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                        For the year ended May 31, 2006

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

RiverSource U.S. Government Mortgage Fund
Class A (excluding sales charge)                                         +0.12%

Lehman Brothers Mortgage-Backed
Securities Index (unmanaged)                                             +0.56%

Lipper U.S. Mortgage Funds Index                                         +0.23%

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting www.riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                  <
--------------------------------------------------------------------------------

                                  CLASS A             CLASS B             CLASS C        CLASS I   CLASS Y
(INCEPTION DATES)                (2/14/02)           (2/14/02)           (2/14/02)      (3/4/04)  (2/14/02)
                                                           AFTER                AFTER
                              NAV(1)    POP(2)    NAV(1)   CDSC(3)    NAV(1)   CDSC(4)    NAV(5)    NAV(5)
AT MAY 31, 2006
-----------------------------------------------------------------------------------------------------------
1 year                        +0.12%    -4.63%    -0.42%    -5.24%    -0.43%    -1.39%    +0.59%    +0.49%
-----------------------------------------------------------------------------------------------------------
3 years                       +2.36%    +0.71%    +1.60%    +0.36%    +1.60%    +1.60%      N/A     +2.54%
-----------------------------------------------------------------------------------------------------------
Since inception               +3.66%    +2.49%    +2.95%    +2.53%    +2.94%    +2.94%    +2.23%    +3.84%
-----------------------------------------------------------------------------------------------------------
AT JUNE 30, 2006
-----------------------------------------------------------------------------------------------------------
1 year                        +0.17%    -4.59%    -0.37%    -5.19%    -0.57%    -1.53%    +0.45%    +0.35%
-----------------------------------------------------------------------------------------------------------
3 years                       +2.33%    +0.68%    +1.63%    +0.40%    +1.64%    +1.64%      N/A     +2.51%
-----------------------------------------------------------------------------------------------------------
Since inception               +3.63%    +2.48%    +2.91%    +2.50%    +2.91%    +2.91%    +2.24%    +3.81%
-----------------------------------------------------------------------------------------------------------

(1)   Excluding sales charge.

(2)   Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)   1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.


--------------------------------------------------------------------------------
4 - RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

                           WITH PORTFOLIO MANAGEMENT

Below, portfolio manager Scott Kirby discusses the Fund's results and positioning for the annual period ended May 31, 2006.

Q: How did RiverSource U.S. Government Mortgage Fund perform for the fiscal year?

A: RiverSource U.S. Government Mortgage Fund's Class A shares (excluding sales charge) rose 0.12% for the 12 months ended May 31, 2006. The Fund underperformed the Lehman Brothers Mortgage-Backed Securities Index (Lehman Index), which gained 0.56%. The Fund also underperformed the Lipper U.S. Mortgage Funds Index, representing the Fund's peer group, which advanced 0.23% during the same time frame.

Q: What factors most significantly affected the Fund's performance during the annual period?

A: Overall, the mortgage market had what might be termed a "roller coaster" annual period. The Federal Reserve Board (the Fed) raised interest rates eight times during the 12 months, bringing the targeted federal funds rate to 5% by the end of May. The U.S. Treasury yield curve flattened dramatically, i.e., the difference in yields between short- and long-term maturities narrowed. As mortgages are highly sensitive to changes in interest rates, slightly higher volatility and fears of a continued measured pace of rate hikes by the Fed particularly weighed on the mortgage sector's performance in October and November of 2005. From December 2005 through February 2006, mortgages performed quite well, actually producing the sector's best performance in five years. From March through May 2006, mortgages struggled again, as rates moved dramatically higher.

      Through these ups and downs, we had defensively positioned the Fund within the mortgage sector, focusing on issues with reduced sensitivity to changes in interest rates. The Fund benefited most from effective issue selection in premium-coupon securities, hybrid adjustable-rate mortgages
      (ARMs) and well-structured collateralized mortgage obligations (CMOs). Higher coupon bonds outperformed U.S. Treasuries during the period, and mortgage investors favored ARMs and CMOs for their defensive characteristics.

      The Fund further benefited during the period from its comparatively shorter duration than that of the Lehman Index, as rates rose materially. Duration is a measure of the Fund's sensitivity to changes in interest rates. We had also prudently positioned the portfolio for higher rates and for the yield curve flattening scenario that occurred during the period.


--------------------------------------------------------------------------------
RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT - 5
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

>     WE HAD ALSO PRUDENTLY POSITIONED THE PORTFOLIO FOR
      HIGHER RATES AND FOR THE YIELD CURVE FLATTENING SCENARIO
      THAT OCCURRED DURING THE PERIOD.

      On the other hand, many of the Fund's long-held specified pools of mortgages began to erode over the annual period as interest rates rose and refinancing became less likely. Thus, these holdings detracted modestly from the Fund's results.

      Detracting from the Fund's results relative to its Lipper peer group was the Fund's more conservative risk profile and its inherent bias toward higher quality issues, namely securities issued by government mortgage agencies and those rated AAA. During the annual period, lower quality issues outperformed higher quality issues.

Q:    What changes did you make to the Fund and how is it currently positioned?

A: Early in the annual period, we sold the Fund's positions in commercial mortgage-backed securities (CMBS). This proved a prudent strategy, as CMBS generally underperformed the other securities held in the Fund's portfolio during the 12 months.

      During those periods of mortgage underperformance, such as the fourth quarter of 2005 and again in the last few months of the fiscal year, we began to implement a somewhat more aggressive strategy, selling not only CMBS but also CMOs and investing in some lower coupon mortgage-backed securities and pass-through mortgages on market weakness. Pass-through mortgage securities consist of a pool of residential mortgage loans, where homeowners' monthly payments of principal, interest and prepayments pass from the original bank through a government agency or investment bank to investors. Historically, mortgages tend to perform better in a stable rate environment, and we believe we are about to enter such a phase.


--------------------------------------------------------------------------------
6 - RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

      At the same time, we maintained our overall defensive positioning. We continued to emphasize those securities issued by government mortgage agencies, including Ginnie Mae, Fannie Mae and Freddie Mac. We maintained our focus on higher coupon mortgage securities and emphasized investment in more seasoned pools of mortgages.

      In early May, we extended the Fund's duration a bit to bring it to a neutral position relative to the Lehman Index, as we believe the Fed is nearing an end to its current tightening cycle and therefore it would be appropriate to add some interest rate sensitivity.

Q:    How do you intend to manage the Funds in the coming months?

A: U.S. interest rates across the range of maturities, or yield curve, have risen to levels that seem reasonable given our economic view. We believe the most likely scenario is for inflation to be nudged higher but also for a modest economic slowdown to become apparent in the second half of 2006, with a slowdown in the housing industry the likely catalyst. We thus believe the Fed may soon pause in its current tightening cycle.

      Based on this view, we intend to maintain the Fund's current neutral duration positioning for the near term. We also intend to continue implementing a somewhat more aggressive strategy within the mortgage sector. As always, however, our strategy is to provide added portfolio value with a moderate amount of risk. Quality issues and security selection remain a priority as we continue to seek attractive buying opportunities.


--------------------------------------------------------------------------------
RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT - 7
--------------------------------------------------------------------------------

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource U.S. Government Mortgage Fund Class A shares (from 3/1/02 to 5/31/06)* as compared to the performance of two widely cited performance indices, the Lehman Brothers Mortgage-Backed Securities Index and the Lipper U.S. Mortgage Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting www.riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from Feb. 14, 2002. Lehman Brothers Mortgage-Backed Securities Index and Lipper peer group data is from March 1, 2002.

DISTRIBUTION SUMMARY

The table below details the Fund's income and capital gain distributions for the fiscal years shown. More information on the other classes can be found in the Financial Highlights section of this report's Notes to Financial Statements.

                                                  CLASS A
                            ---------------------------------------------------
                                      Short-term         Long-term
Fiscal year ended           Income   capital gains     capital gains  TOTAL
-------------------------------------------------------------------------------
May 31, 2006                $ 0.20      $ 0.01            $   --      $ 0.21
-------------------------------------------------------------------------------
May 31, 2005                  0.20          --                --        0.20
-------------------------------------------------------------------------------
May 31, 2004                  0.17        0.06                --        0.23(1)
-------------------------------------------------------------------------------
May 31, 2003                  0.20        0.02                --        0.22
-------------------------------------------------------------------------------
May 31, 2002(2)               0.03          --                --        0.03
-------------------------------------------------------------------------------

(1)   $0.01 per share represents a tax return of capital.

(2) For the period from Feb. 14, 2002 (when shares became publicly available) to May 31, 2002.


--------------------------------------------------------------------------------
8 - RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE
                         U.S. GOVERNMENT MORTGAGE FUND

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

 RiverSource U.S. Government          Lehman Brothers
    Mortgage Fund Class A             Mortgage-Backed       Lipper U.S. Mortgage
   (includes sales charge)          Securities Index(1)        Funds Index(2)
          9,525                          10,000                    10,000
          9,692                          10,169                    10,128
         10,363                          10,822                    10,744
         10,495                          10,984                    10,887
         11,102                          11,719                    11,463
         11,115                          11,785                    11,489

--------------------------------------------------------------------------------

COMPARATIVE RESULTS

Results at May 31, 2006

                                                                                             SINCE
                                                                     1 YEAR    3 YEARS    INCEPTION(3)
RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND (INCLUDES SALES CHARGE)
------------------------------------------------------------------------------------------------------
Class A    Cumulative value of $10,000                              $  9,537   $ 10,215   $  11,115
------------------------------------------------------------------------------------------------------
           Average annual total return                                 -4.63%     +0.71%      +2.49%
------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX(1)
------------------------------------------------------------------------------------------------------
           Cumulative value of $10,000                              $ 10,056   $ 10,889   $  11,785
------------------------------------------------------------------------------------------------------
           Average annual total return                                 +0.56%     +2.88%      +3.90%
------------------------------------------------------------------------------------------------------
LIPPER U.S. MORTGAGE FUNDS INDEX(2)
------------------------------------------------------------------------------------------------------
           Cumulative value of $10,000                              $ 10,023   $ 10,693   $  11,489
------------------------------------------------------------------------------------------------------
           Average annual total return                                 +0.23%     +2.26%      +3.32%
------------------------------------------------------------------------------------------------------

Results for other share classes can be found on page 4.

(1) The Lehman Brothers Mortgage-Backed Securities Index, an unmanaged index, includes 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association
      (FNMA). The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(2) The Lipper U.S. Mortgage Funds Index includes the 10 largest U.S. mortgage funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

(3) Fund data is from Feb. 14, 2002. Lehman Brothers Mortgage-Backed Securities Index and Lipper peer group data is from March 1, 2002.


--------------------------------------------------------------------------------
RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT - 9
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource U.S. Government Mortgage Fund

MAY 31, 2006

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
BONDS (106.4%)
--------------------------------------------------------------------------------
ISSUER                              COUPON      PRINCIPAL               VALUE(a)
                                     RATE        AMOUNT
ASSET-BACKED (0.3%)
Residential Asset Securities
  Series 2006-KS1 Cl A2
   02-25-36                          5.22%    $     830,000(i)     $     830,519
--------------------------------------------------------------------------------

MORTGAGE-BACKED (106.1%)(f)
Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2005-12 Cl 2A1
   03-25-36                          5.73           868,515(c)           862,280
Banc of America Mtge Securities
  Collateralized Mtge Obligation
  Series 2004-F Cl B1
   07-25-34                          4.13           540,446(c)           526,113
Bank of America Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2003-11 Cl 1A1
   01-25-34                          6.00           677,808              666,983
Bank of America Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2003-11 Cl 4A1
   01-25-19                          4.75           361,210              343,149
Chaseflex Trust
  Collateralized Mtge Obligation
  Series 2005-2 Cl 2A2
   06-25-35                          6.50           731,750              735,638
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-54CB Cl 2A3
   11-25-35                          5.50           610,772              602,848
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-6CB Cl 1A1
   04-25-35                          7.50           536,633              547,869
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-2CB Cl A11
   03-25-36                          6.00         1,935,544            1,905,808
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2004-12 Cl 1M
   08-25-34                          4.58           373,826(c)           360,938

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                              COUPON      PRINCIPAL               VALUE(a)
                                     RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2005-HYB1 Cl 6A1
   03-25-35                          5.19%    $   1,361,781(c)     $   1,334,617
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2005-R2 Cl 2A1
   06-25-35                          7.00           699,418(e)           714,312
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2006-HYB1 Cl 1A1
   03-20-36                          5.41           619,221(c)           611,301
CS First Boston Mtge Securities
  Collateralized Mtge Obligation
  Series 2004-AR5 Cl CB1
   06-25-34                          4.44           369,604(c)           356,720
CS First Boston Mtge Securities
  Collateralized Mtge Obligation
  Series 2005-12 Cl 3A1
   01-25-36                          7.00         1,015,115            1,023,873
CS First Boston Mtge Securities
  Collateralized Mtge Obligation
  Series 2005-8 Cl 7A1
   09-25-35                          7.00         1,151,495            1,160,851
Downey Savings & Loan Assn Mtge Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR5 Cl X1
   08-19-45                          6.38         6,885,137(g)            92,519
Federal Home Loan Mtge Corp #555140
   03-01-10                          8.00           201,515              205,075
Federal Home Loan Mtge Corp #555300
   10-01-17                          8.00           362,963              376,524
Federal Home Loan Mtge Corp #89232
   04-01-17                          7.00           851,147              876,850
Federal Home Loan Mtge Corp #A10892
   07-01-33                          6.00           740,573              737,735
Federal Home Loan Mtge Corp #A15111
   10-01-33                          6.00         1,122,953            1,113,445
Federal Home Loan Mtge Corp #A21059
   04-01-34                          6.50           647,530              655,046

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
10 - RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                              COUPON      PRINCIPAL               VALUE(a)
                                     RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #A25174
   08-01-34                          6.50%    $     617,932        $     625,104
Federal Home Loan Mtge Corp #C53098
   06-01-31                          8.00           363,892              385,918
Federal Home Loan Mtge Corp #C53878
   12-01-30                          5.50         1,220,800            1,182,669
Federal Home Loan Mtge Corp #C68876
   07-01-32                          7.00           134,759              138,263
Federal Home Loan Mtge Corp #C69665
   08-01-32                          6.50         2,951,096            2,991,878
Federal Home Loan Mtge Corp #C79930
   06-01-33                          5.50         1,856,716            1,796,426
Federal Home Loan Mtge Corp #D95232
   03-01-22                          6.50           423,669              430,726
Federal Home Loan Mtge Corp #D95371
   04-01-22                          6.50           491,358              500,698
Federal Home Loan Mtge Corp #E00285
   01-01-09                          7.00           131,587              133,122
Federal Home Loan Mtge Corp #E81240
   06-01-15                          7.50         1,139,233            1,184,946
Federal Home Loan Mtge Corp #E88036
   02-01-17                          6.50         1,615,927            1,643,097
Federal Home Loan Mtge Corp #E88468
   12-01-16                          6.50           333,193              340,051
Federal Home Loan Mtge Corp #E92454
   11-01-17                          5.00         2,114,640            2,047,681
Federal Home Loan Mtge Corp #E93685
   01-01-18                          5.50         1,468,983            1,449,521
Federal Home Loan Mtge Corp #E99684
   10-01-18                          5.00           482,107              466,741
Federal Home Loan Mtge Corp #G01169
   01-01-30                          5.50         1,899,610            1,840,263
Federal Home Loan Mtge Corp #G01535
   04-01-33                          6.00         2,416,785            2,403,650
Federal Home Loan Mtge Corp #G12101
   11-01-18                          5.00         1,015,000              982,408
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
   02-15-33                          5.50         3,082,851            3,074,747
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
   02-15-14                         17.16           869,329(g)            48,673
   07-15-17                          7.50           690,283(g)            89,034
   03-15-22                          8.43         1,502,161(g)           253,547
   10-15-22                         14.56         1,012,099(g)            57,080

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                              COUPON      PRINCIPAL               VALUE(a)
                                     RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only/Inverse Floater
   11-15-19                         14.18%    $   1,334,247(d,g)   $      93,022
   03-15-22                          8.43           398,879(d,g)          32,773
Federal Natl Mtge Assn
   06-01-21                          5.00         4,725,000(b)         4,562,578
   06-01-21                          5.50           400,000(b)           393,875
   06-01-36                          5.00         1,000,000(b)           937,812
   06-01-36                          5.50         2,000,000(b)         1,925,624
   06-01-36                          6.00         2,500,000(b)         2,468,750
   06-01-36                          6.50        10,700,000(b)        10,793,624
   06-01-36                          7.00         2,000,000(b)         2,048,750
Federal Natl Mtge Assn #13481
   05-01-08                          7.75           100,953              102,416
Federal Natl Mtge Assn #190353
   08-01-34                          5.00         1,902,020            1,789,543
Federal Natl Mtge Assn #252409
   03-01-29                          6.50         1,911,828            1,951,851
Federal Natl Mtge Assn #254793
   07-01-33                          5.00         2,751,503            2,591,946
Federal Natl Mtge Assn #254916
   09-01-23                          5.50         2,369,841            2,311,706
Federal Natl Mtge Assn #313470
   08-01-10                          7.50           366,825              373,760
Federal Natl Mtge Assn #323362
   11-01-28                          6.00         3,513,914            3,486,413
Federal Natl Mtge Assn #323715
   05-01-29                          6.00           623,052              618,176
Federal Natl Mtge Assn #344909
   04-01-25                          8.00           975,096            1,038,113
Federal Natl Mtge Assn #357514
   03-01-34                          5.50         2,847,428            2,752,865
Federal Natl Mtge Assn #357947
   09-01-35                          6.00         1,882,186            1,860,534
Federal Natl Mtge Assn #426860
   10-01-09                          8.50            37,161               37,277
Federal Natl Mtge Assn #483691
   12-01-28                          7.00         1,321,876            1,371,177
Federal Natl Mtge Assn #487757
   09-01-28                          7.50         1,019,161            1,057,434
Federal Natl Mtge Assn #514704
   01-01-29                          6.00           955,857              948,376
Federal Natl Mtge Assn #545008
   06-01-31                          7.00         1,897,951            1,955,929
Federal Natl Mtge Assn #545339
   11-01-31                          6.50           335,176              340,803

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT - 11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                              COUPON      PRINCIPAL               VALUE(a)
                                     RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #545818
   07-01-17                          6.00%    $   3,766,006        $   3,797,569
Federal Natl Mtge Assn #545864
   08-01-17                          5.50         1,976,081            1,952,317
Federal Natl Mtge Assn #555063
   11-01-17                          5.50         1,443,333            1,425,656
Federal Natl Mtge Assn #555458
   05-01-33                          5.50         1,979,569            1,913,392
Federal Natl Mtge Assn #555734
   07-01-23                          5.00           878,661              837,808
Federal Natl Mtge Assn #555740
   08-01-18                          4.50         4,603,877            4,371,525
Federal Natl Mtge Assn #581418
   06-01-31                          7.00         1,175,472            1,212,837
Federal Natl Mtge Assn #583088
   06-01-29                          6.00         3,518,935            3,501,760
Federal Natl Mtge Assn #592270
   01-01-32                          6.50           863,721              878,247
Federal Natl Mtge Assn #596505
   08-01-16                          6.50           255,097              260,531
Federal Natl Mtge Assn #601416
   11-01-31                          6.50           449,836              457,354
Federal Natl Mtge Assn #624979
   01-01-32                          6.00         1,014,160            1,007,354
Federal Natl Mtge Assn #626670
   03-01-32                          7.00           737,143              763,801
Federal Natl Mtge Assn #627426
   03-01-17                          6.50           637,829              651,415
Federal Natl Mtge Assn #630992
   09-01-31                          7.00         2,212,219            2,293,990
Federal Natl Mtge Assn #630993
   09-01-31                          7.50         2,141,317            2,223,827
Federal Natl Mtge Assn #631388
   05-01-32                          6.50         2,267,868            2,302,490
Federal Natl Mtge Assn #632412
   12-01-17                          5.50         1,578,683            1,559,180
Federal Natl Mtge Assn #632856
   03-01-17                          6.00           711,928              717,889
Federal Natl Mtge Assn #633674
   06-01-32                          6.50         1,005,600            1,026,315
Federal Natl Mtge Assn #635231
   04-01-32                          7.00           409,243              421,135
Federal Natl Mtge Assn #635908
   04-01-32                          6.50         1,701,061            1,727,610
Federal Natl Mtge Assn #636812
   04-01-32                          7.00           165,617              170,804
Federal Natl Mtge Assn #640200
   10-01-31                          9.50           104,827              115,459

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                              COUPON      PRINCIPAL               VALUE(a)
                                     RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #640207
   03-01-17                          7.00%    $      44,237        $      45,286
Federal Natl Mtge Assn #640208
   04-01-17                          7.50            83,051               86,584
Federal Natl Mtge Assn #644805
   05-01-32                          7.00         1,419,498            1,458,553
Federal Natl Mtge Assn #645053
   05-01-32                          7.00           870,134              892,837
Federal Natl Mtge Assn #646189
   05-01-32                          6.50           642,133              649,589
Federal Natl Mtge Assn #654071
   09-01-22                          6.50           718,003              728,388
Federal Natl Mtge Assn #654685
   11-01-22                          6.00           609,590              608,212
Federal Natl Mtge Assn #655635
   08-01-32                          6.50         1,090,869            1,108,863
Federal Natl Mtge Assn #656514
   09-01-17                          6.50         1,477,273            1,507,450
Federal Natl Mtge Assn #660186
   11-01-32                          6.00         2,941,912            2,921,643
Federal Natl Mtge Assn #663651
   10-01-17                          5.50           689,167              680,649
Federal Natl Mtge Assn #663667
   11-01-17                          5.50           588,779              581,454
Federal Natl Mtge Assn #665752
   09-01-32                          6.50         1,592,086            1,610,574
Federal Natl Mtge Assn #667302
   01-01-33                          7.00           855,183              881,867
Federal Natl Mtge Assn #667604
   10-01-32                          5.50           629,913              609,167
Federal Natl Mtge Assn #670382
   09-01-32                          6.00         1,505,872            1,492,249
Federal Natl Mtge Assn #676683
   12-01-32                          6.00         1,409,496            1,396,744
Federal Natl Mtge Assn #677089
   01-01-33                          5.50           791,424              765,359
Federal Natl Mtge Assn #677294
   01-01-33                          6.00         1,919,267            1,901,904
Federal Natl Mtge Assn #681080
   02-01-18                          5.00         1,151,743            1,115,594
Federal Natl Mtge Assn #682229
   03-01-33                          5.50         2,791,416            2,699,483
Federal Natl Mtge Assn #684585
   02-01-33                          5.50         1,888,913            1,827,758
Federal Natl Mtge Assn #684843
   02-01-18                          5.50         2,260,767            2,232,873
Federal Natl Mtge Assn #684853
   03-01-33                          6.50           316,595              320,695

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
12 - RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                              COUPON      PRINCIPAL               VALUE(a)
                                     RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #688002
   03-01-33                          5.50%    $   1,991,583        $   1,927,598
Federal Natl Mtge Assn #689026
   05-01-33                          5.50           454,094              439,244
Federal Natl Mtge Assn #689093
   07-01-28                          5.50         1,215,772            1,177,065
Federal Natl Mtge Assn #694628
   04-01-33                          5.50         2,484,418            2,404,726
Federal Natl Mtge Assn #694795
   04-01-33                          5.50         3,149,676            3,048,510
Federal Natl Mtge Assn #695220
   04-01-33                          5.50         1,753,529            1,695,294
Federal Natl Mtge Assn #695460
   04-01-18                          5.50         2,866,522            2,830,643
Federal Natl Mtge Assn #697145
   03-01-23                          5.50         1,555,946            1,521,059
Federal Natl Mtge Assn #699424
   04-01-33                          5.50         2,015,866            1,951,202
Federal Natl Mtge Assn #701101
   04-01-33                          6.00         2,702,822            2,677,509
Federal Natl Mtge Assn #704610
   06-01-33                          5.50         2,713,342            2,623,233
Federal Natl Mtge Assn #705655
   05-01-33                          5.00           890,014              838,403
Federal Natl Mtge Assn #708503
   05-01-33                          6.00           380,008              376,608
Federal Natl Mtge Assn #708504
   05-01-33                          6.00           771,672              766,336
Federal Natl Mtge Assn #710780
   05-01-33                          6.00           327,997              324,926
Federal Natl Mtge Assn #711206
   05-01-33                          5.50         1,638,090            1,583,689
Federal Natl Mtge Assn #711239
   07-01-33                          5.50           664,349              642,286
Federal Natl Mtge Assn #711501
   05-01-33                          5.50         1,008,511              976,290
Federal Natl Mtge Assn #720006
   07-01-33                          5.50         2,549,703(h)         2,465,028
Federal Natl Mtge Assn #720378
   06-01-18                          4.50         2,006,084            1,904,488
Federal Natl Mtge Assn #723771
   08-01-28                          5.50         1,099,225            1,064,229
Federal Natl Mtge Assn #725232
   03-01-34                          5.00         2,041,171            1,922,805
Federal Natl Mtge Assn #725425
   04-01-34                          5.50         3,451,117            3,338,540
Federal Natl Mtge Assn #725684
   05-01-18                          6.00         1,091,707            1,098,743

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                              COUPON      PRINCIPAL               VALUE(a)
                                     RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #725719
   07-01-33                          4.84%    $     638,551(c)     $     620,064
Federal Natl Mtge Assn #725773
   09-01-34                          5.50         2,565,900            2,477,716
Federal Natl Mtge Assn #726940
   08-01-23                          5.50         1,704,802            1,656,256
Federal Natl Mtge Assn #730153
   08-01-33                          5.50           973,601              941,268
Federal Natl Mtge Assn #733367
   08-01-23                          5.50         1,430,972            1,389,888
Federal Natl Mtge Assn #735057
   01-01-19                          4.50         7,230,998            6,864,793
Federal Natl Mtge Assn #743524
   11-01-33                          5.00         2,325,208            2,190,371
Federal Natl Mtge Assn #743579
   11-01-33                          5.50         2,044,236            1,976,347
Federal Natl Mtge Assn #747339
   10-01-23                          5.50         1,555,136            1,510,407
Federal Natl Mtge Assn #747536
   11-01-33                          5.00         2,227,051            2,097,906
Federal Natl Mtge Assn #750932
   10-01-18                          4.50         1,029,803              977,650
Federal Natl Mtge Assn #753507
   12-01-18                          5.00         1,384,597            1,341,370
Federal Natl Mtge Assn #753940
   12-01-18                          5.00         1,394,046            1,350,292
Federal Natl Mtge Assn #759342
   01-01-34                          6.50           560,329              568,142
Federal Natl Mtge Assn #761141
   12-01-18                          5.00         1,859,125            1,800,773
Federal Natl Mtge Assn #765760
   02-01-19                          5.00         1,236,482            1,197,673
Federal Natl Mtge Assn #766641
   03-01-34                          5.00         3,574,469            3,363,091
Federal Natl Mtge Assn #776962
   04-01-29                          5.00         1,546,425            1,456,417
Federal Natl Mtge Assn #796728
   09-01-19                          6.00           925,427              931,378
Federal Natl Mtge Assn #845070
   12-01-35                          5.10           631,361(c)           622,048
Federal Natl Mtge Assn #878661
   02-01-36                          5.50         2,492,699(b)         2,392,991
Federal Natl Mtge Assn #881629
   02-01-36                          5.50         1,592,683(b)         1,526,092
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
   01-25-36                          8.73         1,812,987(g)           506,133

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT - 13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                              COUPON      PRINCIPAL               VALUE(a)
                                     RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2003-119
   12-25-33                          6.56%    $     576,190(g)     $     151,794
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2003-24
   12-25-12                         20.00           611,036(g)            25,587
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2003-71
   12-25-31                         10.63           627,605(g)           131,179
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2004-84
   12-25-22                          9.25           277,533(g)            46,087
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Series 2003-133
   12-25-26                          8.00           407,991              433,217
First Horizon Alternative Mtge Securities
  Collateralized Mtge Obligation
  Series 2005-AA3 Cl 3A1
   05-25-35                          5.38           926,623              915,875
First Horizon Alternative Mtge Securities
  Collateralized Mtge Obligation
  Series 2005-AA4 Cl B1
   06-25-35                          5.37           349,193              355,744
Govt Natl Mtge Assn #518371
   02-15-30                          7.00           123,468              127,655
Govt Natl Mtge Assn #528344
   03-15-30                          7.00           385,476              398,547
Govt Natl Mtge Assn #556293
   12-15-31                          6.50           498,099              507,765
Govt Natl Mtge Assn #583182
   02-15-32                          6.50           683,493              696,414
Govt Natl Mtge Assn #595256
   12-15-32                          6.00           458,023              456,850
Govt Natl Mtge Assn #619613
   09-15-33                          5.00         1,974,451            1,878,806
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2005-16 Cl 3A1B
   01-19-36                          5.42               562(c)               562

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                              COUPON      PRINCIPAL               VALUE(a)
                                     RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
IndyMac Index Mtge Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR8 Cl AX1
   04-25-35                          4.50%    $  14,438,127(g)     $     151,149
IndyMac Index Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2005-AR3 Cl 3A1
   04-25-35                          5.32           279,504(c)           276,479
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-2 Cl 4A1
   02-25-19                          5.00           556,759              540,230
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-7 Cl 8A1
   08-25-19                          5.00           472,851              460,074
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-8 Cl 7A1
   09-25-19                          5.00           658,638              641,098
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2005-3 Cl 1A2
   04-25-35                          5.50         1,537,000            1,451,420
Sequoia Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-1 Cl A2
   02-25-36                          6.18           925,404              925,164
Structured Adjustable Rate Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2004-5 Cl B1
   05-25-34                          4.59           422,739(c)           408,433
Structured Adjustable Rate Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2005-15 Cl 4A1
   07-25-35                          5.53         1,334,372(c)         1,301,013
Structured Asset Securities
  Collateralized Mtge Obligation
  Series 2003-33H Cl 1A1
   10-25-33                          5.50         1,384,780            1,323,140
TBW Mtge Backed Pass Through Ctfs
  Collateralized Mtge Obligation
  Series 2006-2 Cl 6A1
   07-25-36                          7.00           999,577            1,007,732
Washington Mutual
  Collateralized Mtge Obligation
  Series 2004-CB2 Cl 6A
   07-25-19                          4.50           757,012              716,345

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
14 - RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                              COUPON      PRINCIPAL               VALUE(a)
                                     RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Washington Mutual
  Collateralized Mtge Obligation
  Series 2004-CB4 Cl 22A
   12-25-19                          6.00%    $   1,867,184        $   1,856,205
Washington Mutual
  Collateralized Mtge Obligation
  Series 2005-AR17 Cl A1C1
   12-25-45                          5.27           472,385(c)           472,712
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-10 Cl A1
   10-25-35                          5.00         2,441,486            2,304,909
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-5 Cl 2A1
   05-25-35                          5.50           918,494              879,458
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-AR1 Cl 1A1
   02-25-35                          4.55            13,228(c)            12,862

--------------------------------------------------------------------------------
BONDS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                              COUPON      PRINCIPAL               VALUE(a)
                                     RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-AR16 Cl 6A3
   10-25-35                          5.00%    $   1,274,387(c)     $   1,242,744
                                                                   -------------
Total                                                                252,890,673
--------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $261,003,210)                                               $ 253,721,192
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (4.5%)
--------------------------------------------------------------------------------
ISSUER                              EFFECTIVE       AMOUNT              VALUE(a)
                                      YIELD       PAYABLE AT
                                                   MATURITY
COMMERCIAL PAPER
Citibank Credit Card Dakota Nts
   06-13-06                          5.02%    $   5,000,000(j)     $   4,990,954
HSBC Finance
   06-01-06                          5.08         5,800,000            5,799,182
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $10,791,650)                                                $  10,790,136
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $271,794,860)(k)                                            $ 264,511,328
================================================================================

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At May 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $27,173,586.

(c) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2006.

(d) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on May 31, 2006. At May 31, 2006, the value of inverse floaters represented 0.1% of net assets.

(e) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $714,312 or 0.3% of net assets.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.


--------------------------------------------------------------------------------
RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT - 15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at May 31, 2006.

(h) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

      TYPE OF SECURITY                                         NOTIONAL AMOUNT
      ------------------------------------------------------------------------
      PURCHASE CONTRACTS
      U.S. Long Bond, Sept. 2006, 20-year                        $   7,200,000
      U.S. Treasury Note, Sept. 2006, 5-year                         3,400,000
      SALE CONTRACTS
      U.S. Treasury Note, June 2006, 10-year                         4,000,000

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2006.

(j) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of these securities amounted to $4,990,954 or 2.1% of net assets.

(k) At May 31, 2006, the cost of securities for federal income tax purposes was $271,815,422 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $     225,479
      Unrealized depreciation                                       (7,529,573)
      --------------------------------------------------------------------------
      Net unrealized depreciation                                $  (7,304,094)
      --------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
16 - RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

RiverSource U.S. Government Mortgage Fund

MAY 31, 2006
------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (Note 1)
   (identified cost $271,794,860)                                                                   $ 264,511,328
Cash in bank on demand deposit                                                                             93,693
Capital shares receivable                                                                                  17,768
Accrued interest receivable                                                                             1,197,665
Receivable for investment securities sold                                                               4,111,745
------------------------------------------------------------------------------------------------------------------
Total assets                                                                                          269,932,199
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------
Dividends payable to shareholders                                                                         164,985
Capital shares payable                                                                                     11,339
Payable for investment securities purchased                                                             4,094,590
Payable for securities purchased on a forward-commitment basis (Note 1)                                27,173,586
Accrued investment management services fee                                                                  3,139
Accrued distribution fee                                                                                   48,291
Accrued service fee                                                                                            95
Accrued transfer agency fee                                                                                   465
Accrued administrative services fee                                                                           458
Other accrued expenses                                                                                     78,359
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                      31,575,307
------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                                  $ 238,356,892
==================================================================================================================

------------------------------------------------------------------------------------------------------------------
REPRESENTED BY
------------------------------------------------------------------------------------------------------------------
Capital stock -- $.01 par value (Note 1)                                                            $     484,065
Additional paid-in capital                                                                            247,093,055
Undistributed net investment income                                                                       242,172
Accumulated net realized gain (loss) (Note 7)                                                          (2,158,899)
Unrealized appreciation (depreciation) on investments                                                  (7,303,501)
------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                            $ 238,356,892
==================================================================================================================
Net assets applicable to outstanding shares:              Class A                                   $ 126,321,891
                                                          Class B                                   $  64,490,312
                                                          Class C                                   $   6,740,180
                                                          Class I                                   $   6,171,017
                                                          Class Y                                   $  34,633,492
Net asset value per share of outstanding capital stock:   Class A shares              25,654,153    $        4.92
                                                          Class B shares              13,091,553    $        4.93
                                                          Class C shares               1,368,131    $        4.93
                                                          Class I shares               1,254,745    $        4.92
                                                          Class Y shares               7,037,905    $        4.92
==================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT - 17
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

RiverSource U.S. Government Mortgage Fund

YEAR ENDED MAY 31, 2006
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------
Income:
Interest                                                                                            $  12,915,550
------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                                      1,327,433
Distribution fee
   Class A                                                                                                365,255
   Class B                                                                                                806,733
   Class C                                                                                                 86,693
Transfer agency fee                                                                                       635,648
Incremental transfer agency fee
   Class A                                                                                                 24,695
   Class B                                                                                                 25,071
   Class C                                                                                                  2,534
Service fee -- Class Y                                                                                     24,131
Administrative services fees and expenses                                                                 172,175
Compensation of board members                                                                               9,777
Custodian fees                                                                                             65,995
Printing and postage                                                                                      102,465
Registration fees                                                                                          59,690
Audit fees                                                                                                 22,000
Other                                                                                                      10,406
------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                          3,740,701
   Expenses waived/reimbursed by the Investment Manager and its affiliates (Note 2)                      (801,430)
------------------------------------------------------------------------------------------------------------------
                                                                                                        2,939,271
   Earnings credits on cash balances (Note 2)                                                             (18,788)
------------------------------------------------------------------------------------------------------------------
Total net expenses                                                                                      2,920,483
------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                         9,995,067
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                      (1,539,134)
   Futures contracts                                                                                       (6,877)
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                                (1,546,011)
Net change in unrealized appreciation (depreciation) on investments                                    (8,342,100)
------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                         (9,888,111)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                     $     106,956
==================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
18 - RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

RiverSource U.S. Government Mortgage Fund

YEAR ENDED MAY 31,                                                                     2006             2005
------------------------------------------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                    $   9,995,067    $   9,869,268
Net realized gain (loss) on investments                                               (1,546,011)       2,059,479
Net change in unrealized appreciation (depreciation) on investments                   (8,342,100)       3,221,638
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                          106,956       15,150,385
------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                                         (5,735,409)      (6,521,365)
      Class B                                                                         (2,557,549)      (3,367,254)
      Class C                                                                           (274,662)        (379,894)
      Class I                                                                            (22,389)            (414)
      Class Y                                                                         (1,002,420)            (890)
   Net realized gain
      Class A                                                                           (240,137)              --
      Class B                                                                           (129,909)              --
      Class C                                                                            (13,809)              --
      Class I                                                                                (16)              --
      Class Y                                                                            (56,235)              --
------------------------------------------------------------------------------------------------------------------
Total distributions                                                                  (10,032,535)     (10,269,817)
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
------------------------------------------------------------------------------------------------------------------
Proceeds from sales
   Class A shares (Note 2)                                                            37,325,046       49,147,666
   Class B shares                                                                     13,027,075       19,159,654
   Class C shares                                                                        872,372        1,916,466
   Class I shares                                                                      6,177,343               --
   Class Y shares                                                                     35,864,407           21,761
Reinvestment of distributions at net asset value
   Class A shares                                                                      5,347,437        5,863,503
   Class B shares                                                                      2,476,785        3,139,154
   Class C shares                                                                        264,470          344,732
   Class I shares                                                                         17,221               --
   Class Y shares                                                                      1,032,159              464
Payments for redemptions
   Class A shares                                                                    (70,083,963)     (75,829,038)
   Class B shares (Note 2)                                                           (45,885,010)     (54,952,040)
   Class C shares (Note 2)                                                            (4,632,367)      (6,648,471)
   Class I shares                                                                           (621)              --
   Class Y shares                                                                     (1,208,975)              --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                    (19,406,621)     (57,836,149)
------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                              (29,332,200)     (52,955,581)
Net assets at beginning of year                                                      267,689,092      320,644,673
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                          $ 238,356,892    $ 267,689,092
==================================================================================================================
Undistributed net investment income                                                $     242,172    $          --
------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT - 19
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

RiverSource U.S. Government Mortgage Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Government Income Series, Inc. (formerly AXP Government Income Series, Inc.) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Government Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in mortgage-backed securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities.

The Fund offers Class A, Class B, Class C and Class Y shares.

o     Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At May 31, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) and the affiliated funds-of-funds owned 100% of Class I shares which represents 2.59% of the Fund's net assets.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
20 - RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the Board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At May 31, 2006, the Fund has entered into outstanding when-issued securities of $23,250,873 and other forward-commitments of $3,922,713.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write put and call options. This may include purchasing mortgage-backed security (MBS) put spread options and writing covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.


--------------------------------------------------------------------------------
RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT - 21
--------------------------------------------------------------------------------

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

SHORT SALES

The Fund may engage in short sales. In these transactions, the Fund sells a security that it does not own. The Fund is obligated to replace the security that was short by purchasing it at the market price at the time of replacement or entering into an offsetting transaction with the broker. The price at such time may be more or less than the price at which the Fund sold the security.

FORWARD SALE COMMITMENTS

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the "Notes to investments in securities."

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
22 - RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $25,986 and accumulated net realized loss has been decreased by $25,063 resulting in a net reclassification adjustment to decrease paid-in capital by $923.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED MAY 31,                                    2006            2005
--------------------------------------------------------------------------------
CLASS A
Distributions paid from:
      Ordinary income .........................   $   5,975,546   $   6,521,365
      Long-term capital gain ..................              --              --

CLASS B
Distributions paid from:
      Ordinary income .........................       2,687,458       3,367,254
      Long-term capital gain ..................              --              --

CLASS C
Distributions paid from:
      Ordinary income .........................         288,471         379,894
      Long-term capital gain ..................              --              --

CLASS I
Distributions paid from:
      Ordinary income .........................          22,405             414
      Long-term capital gain ..................              --              --

CLASS Y
Distributions paid from:
      Ordinary income .........................       1,058,655             890
      Long-term capital gain ..................              --              --

At May 31, 2006, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income ................................... $     469,577
Accumulated long-term gain (loss) ............................... $  (1,999,586)
Unrealized appreciation (depreciation) .......................... $  (7,525,234)


--------------------------------------------------------------------------------
RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT - 23
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. Prior to Oct. 1, 2005, investment management services were provided by Ameriprise Financial. The management fee is a percentage of the Fund's average daily net assets that declines from 0.48% to 0.29% annually as the Fund's assets increase. Prior to March 1, 2006, the fee percentage of the Fund's average daily net assets declined from 0.52% to 0.395% annually as the Fund's assets increased.

Under the current Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase. Prior to Oct. 1, 2005, the fee percentage of the Fund's average daily net assets declined from 0.05% to 0.025% annually as the Fund's assets increased. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $20.50

o     Class B $21.50

o     Class C $21.00

o     Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.


--------------------------------------------------------------------------------
24 - RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

Beginning May 20, 2005, the Transfer Agent implemented an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $252,255 for Class A, $187,422 for Class B and $2,961 for Class C for the year ended May 31, 2006.

For the year ended May 31, 2006, the Investment Manager and its affiliates waived certain fees and expenses to 0.89% for Class A, 1.64% for Class B, 1.64% for Class C, 0.54% for Class I and 0.71% for Class Y. Of these waived fees and expenses, the transfer agency fees waived for Class A, Class B, Class C and Class Y were $292,379, $171,128, $18,191 and $53,069, respectively, and the management fees waived at the Fund level were $266,663. Effective as of Oct. 1, 2005, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until May 31, 2007, such that net expenses will not exceed 0.89% for Class A, 1.64% for Class B, 1.64% for Class C, 0.54% for Class I and 0.71% for Class Y of the Fund's average daily net assets.

During the year ended May 31, 2006, the Fund's custodian and transfer agency fees were reduced by $18,788 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $475,063,097 and $473,790,560, respectively, for the year ended May 31, 2006. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT - 25
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                             YEAR ENDED MAY 31, 2006
                                         CLASS A        CLASS B         CLASS C      CLASS I      CLASS Y
-----------------------------------------------------------------------------------------------------------
Sold                                     7,402,343      2,584,566        172,998    1,249,439    7,065,659
Issued for reinvested distributions      1,063,575        492,215         52,554        3,488      206,582
Redeemed                               (13,940,058)    (9,109,562)      (920,171)        (124)    (241,174)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                 (5,474,140)    (6,032,781)      (694,619)   1,252,803    7,031,067
-----------------------------------------------------------------------------------------------------------

                                                             YEAR ENDED MAY 31, 2005
                                         CLASS A        CLASS B        CLASS C       CLASS I      CLASS Y
-----------------------------------------------------------------------------------------------------------
Sold                                     9,625,103      3,748,262        374,927          --        4,240
Issued for reinvested distributions      1,147,161        613,952         67,418          --           91
Redeemed                               (14,862,288)   (10,774,795)    (1,302,715)         --           --
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                 (4,090,024)    (6,412,581)      (860,370)         --        4,331
-----------------------------------------------------------------------------------------------------------

5. INTEREST RATE FUTURES CONTRACTS

At May 31, 2006, investments in securities included securities valued at $338,377 that were pledged as collateral to cover initial margin deposits on 106 open purchase contracts and 40 open sale contracts. The notional market value of the open purchase contracts at May 31, 2006 was $11,170,469 with a net unrealized loss of $57,365. The notional market value of the open sale contracts at May 31, 2006 was $4,203,125 with a net unrealized gain of $37,396. See "Summary of significant accounting policies" and "Notes to investments in securities."

6. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 20, 2005. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with The Bank of New York. The Fund had no borrowings outstanding during the year ended May 31, 2006.


--------------------------------------------------------------------------------
26 - RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $1,999,586 at May 31, 2006, that if not offset by capital gains will expire as follows:

                                   2014               2015
--------------------------------------------------------------------------------
                                 $ 545,026         $ 1,454,560
--------------------------------------------------------------------------------

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.


--------------------------------------------------------------------------------
RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT - 27
--------------------------------------------------------------------------------

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.


--------------------------------------------------------------------------------
28 - RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A
-----------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------------
Fiscal period ended May 31,                                            2006      2005      2004      2003      2002(b)
Net asset value, beginning of period                                 $ 5.12    $ 5.03    $ 5.19    $ 5.06    $ 5.01
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .21       .19       .16       .19       .04
Net gains (losses) (both realized and unrealized)                      (.20)      .10      (.09)      .16       .04
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        .01       .29       .07       .35       .08
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.20)     (.20)     (.16)     (.20)     (.03)
Tax return of capital                                                    --        --      (.01)       --        --
Distributions from realized gains                                      (.01)       --      (.06)     (.02)       --
-----------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.21)     (.20)     (.23)     (.22)     (.03)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 4.92    $ 5.12    $ 5.03    $ 5.19    $ 5.06
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $  126    $  159    $  177    $  251    $   58
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                    .89%      .95%      .98%      .99%      .95%(e)
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      4.08%     3.67%     3.11%     3.31%     2.98%(e)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               178%      137%      163%      227%      200%
-----------------------------------------------------------------------------------------------------------------------
Total return(f)                                                         .12%     5.78%     1.27%     6.93%     1.75%(g)
-----------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 14, 2002 (when shares became publicly available) to May 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.19%, 1.10%, 1.05%, 1.06% and 1.58% for the periods ended May 31, 2006, 2005, 2004, 2003 and 2002, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


--------------------------------------------------------------------------------
RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT - 29
--------------------------------------------------------------------------------

CLASS B
-----------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------------
Fiscal period ended May 31,                                            2006      2005      2004      2003      2002(b)
Net asset value, beginning of period                                 $ 5.12    $ 5.04    $ 5.20    $ 5.07    $ 5.01
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .17       .15       .12       .15       .03
Net gains (losses) (both realized and unrealized)                      (.19)      .09      (.09)      .16       .05
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       (.02)      .24       .03       .31       .08
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.16)     (.16)     (.12)     (.16)     (.02)
Tax return of capital                                                    --        --      (.01)       --        --
Distributions from realized gains                                      (.01)       --      (.06)     (.02)       --
-----------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.17)     (.16)     (.19)     (.18)     (.02)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 4.93    $ 5.12    $ 5.04    $ 5.20    $ 5.07
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $   64    $   98    $  129    $  200    $   28
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                   1.64%     1.69%     1.74%     1.75%     1.74%(e)
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      3.31%     2.90%     2.35%     2.49%     2.68%(e)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               178%      137%      163%      227%      200%
-----------------------------------------------------------------------------------------------------------------------
Total return(f)                                                        (.42%)    4.78%      .52%     6.12%     1.76%(g)
-----------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 14, 2002 (when shares became publicly available) to May 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.95%, 1.86%, 1.80%, 1.82% and 2.34% for the periods ended May 31, 2006, 2005, 2004, 2003 and 2002, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


--------------------------------------------------------------------------------
30 - RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

CLASS C
-----------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------------
Fiscal period ended May 31,                                            2006      2005      2004      2003      2002(b)
Net asset value, beginning of period                                 $ 5.12    $ 5.04    $ 5.20    $ 5.07    $ 5.01
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .17       .15       .12       .15       .03
Net gains (losses) (both realized and unrealized)                      (.19)      .09      (.09)      .16       .05
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       (.02)      .24       .03       .31       .08
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.16)     (.16)     (.12)     (.16)     (.02)
Tax return of capital                                                    --        --      (.01)       --        --
Distributions from realized gains                                      (.01)       --      (.06)     (.02)       --
-----------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.17)     (.16)     (.19)     (.18)     (.02)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 4.93    $ 5.12    $ 5.04    $ 5.20    $ 5.07
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $    7    $   11    $   15    $   22    $    5
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                   1.64%     1.70%     1.74%     1.75%     1.73%(e)
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      3.31%     2.90%     2.36%     2.50%     2.60%(e)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               178%      137%      163%      227%      200%
-----------------------------------------------------------------------------------------------------------------------
Total return(f)                                                        (.43%)    4.79%      .52%     6.12%     1.74%(g)
-----------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 14, 2002 (when shares became publicly available) to May 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.95%, 1.85%, 1.80%, 1.82% and 2.34% for the periods ended May 31, 2006, 2005, 2004, 2003 and 2002, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


--------------------------------------------------------------------------------
RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT - 31
--------------------------------------------------------------------------------

CLASS I
----------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------
Fiscal period ended May 31,                                            2006         2005         2004(b)
Net asset value, beginning of period                                 $ 5.11       $ 5.03       $ 5.15
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .22          .20          .05
Net gains (losses) (both realized and unrealized)                      (.19)         .09         (.11)
----------------------------------------------------------------------------------------------------------
Total from investment operations                                        .03          .29         (.06)
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.21)        (.21)        (.06)
Distributions from realized gains                                      (.01)          --           --
----------------------------------------------------------------------------------------------------------
Total distributions                                                    (.22)        (.21)        (.06)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 4.92       $ 5.11       $ 5.03
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $    6       $   --       $   --
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                        .54%(d)      .62%(d)      .64%(e)
----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      4.99%        3.99%        3.39%(e)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               178%         137%         163%
----------------------------------------------------------------------------------------------------------
Total return(f)                                                         .59%        5.92%       (1.38%)(g)
----------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class I would have been 0.73% and 0.66% for the years ended May 31, 2006 and 2005.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


--------------------------------------------------------------------------------
32 - RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

CLASS Y
-----------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------------
Fiscal period ended May 31,                                            2006      2005      2004      2003      2002(b)
Net asset value, beginning of period                                 $ 5.11    $ 5.03    $ 5.19    $ 5.06    $ 5.01
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                            .21       .20       .17       .19       .04
Net gains (losses) (both realized and unrealized)                      (.19)      .08      (.09)      .16       .04
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        .02       .28       .08       .35       .08
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.20)     (.20)     (.17)     (.20)     (.03)
Tax return of capital                                                    --        --      (.01)       --        --
Distributions from realized gains                                      (.01)       --      (.06)     (.02)       --
-----------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.21)     (.20)     (.24)     (.22)     (.03)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 4.92    $ 5.11    $ 5.03    $ 5.19    $ 5.06
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $   35    $   --    $  --     $   --    $   --
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                    .71%      .77%      .81%      .80%      .78%(e)
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      4.40%     3.99%     3.29%     3.68%     2.95%(e)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               178%      137%      163%      227%      200%
-----------------------------------------------------------------------------------------------------------------------
Total return(f)                                                         .49%     5.75%     1.45%     7.10%     1.80%(g)
-----------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 14, 2002 (when shares became publicly available) to May 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 1.04%, 0.94%, 0.87%, 0.88% and 1.40% for the periods ended May 31, 2006, 2005, 2004, 2003 and 2002, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


--------------------------------------------------------------------------------
RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT - 33
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS
RIVERSOURCE GOVERNMENT INCOME SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of RiverSource U.S. Government Mortgage Fund (a series of RiverSource Government Income Series, Inc.) as of May 31, 2006, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended May 31, 2006, and the financial highlights for each of the years in the four-year period ended May 31, 2006 and for the period from Feb. 14, 2002 (when shares became publicly available) to May 31, 2002. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource U.S. Government Mortgage Fund as of May 31, 2006, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.


KPMG LLP
Minneapolis, Minnesota
July 20, 2006


--------------------------------------------------------------------------------
34 - RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

RiverSource U.S. Government Mortgage Fund
Fiscal year ended May 31, 2006

CLASS A

INCOME DISTRIBUTIONS -- taxable as dividend income:

      Qualified Dividend Income for individuals .......................... 0.00%
      Dividends Received Deduction for corporations ...................... 0.00%

PAYABLE DATE                                                          PER SHARE
June 29, 2005 ....................................................... $ 0.01800
July 28, 2005 .......................................................   0.01800
Aug. 29, 2005 .......................................................   0.01600
Sept. 29, 2005 ......................................................   0.01600
Oct. 27, 2005 .......................................................   0.01600
Nov. 29, 2005 .......................................................   0.01500
Dec. 22, 2005 .......................................................   0.02119
Jan. 26, 2006 .......................................................   0.01505
Feb. 27, 2006 .......................................................   0.01708
March 27, 2006 ......................................................   0.01600
April 26, 2006 ......................................................   0.01700
May 25, 2006 ........................................................   0.01800
Total................................................................ $ 0.20332

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.

PAYABLE DATE                                                          PER SHARE
Dec. 22, 2005 ....................................................... $ 0.00216
Total distributions.................................................. $ 0.20548


--------------------------------------------------------------------------------
RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT - 35
--------------------------------------------------------------------------------

CLASS B

INCOME DISTRIBUTIONS - taxable as dividend income:

      Qualified Dividend Income for individuals .......................... 0.00%
      Dividends Received Deduction for corporations ...................... 0.00%

PAYABLE DATE                                                          PER SHARE
June 29, 2005 ....................................................... $ 0.01445
July 28, 2005 .......................................................   0.01497
Aug. 29, 2005 .......................................................   0.01264
Sept. 29, 2005 ......................................................   0.01277
Oct. 27, 2005 .......................................................   0.01321
Nov. 29, 2005 .......................................................   0.01160
Dec. 22, 2005 .......................................................   0.01879
Jan. 26, 2006 .......................................................   0.01142
Feb. 27, 2006 .......................................................   0.01378
March 27, 2006 ......................................................   0.01313
April 26, 2006 ......................................................   0.01394
May 25, 2006 ........................................................   0.01506
Total ............................................................... $ 0.16576

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.

PAYABLE DATE                                                          PER SHARE
Dec. 22, 2005 ....................................................... $ 0.00216
Total distributions ................................................. $ 0.16792

CLASS C

INCOME DISTRIBUTIONS - taxable as dividend income:

      Qualified Dividend Income for individuals .......................... 0.00%
      Dividends Received Deduction for corporations ...................... 0.00%

PAYABLE DATE                                                          PER SHARE
June 29, 2005 ....................................................... $ 0.01443
July 28, 2005 .......................................................   0.01497
Aug. 29, 2005 .......................................................   0.01266
Sept. 29, 2005 ......................................................   0.01276
Oct. 27, 2005 .......................................................   0.01321
Nov. 29, 2005 .......................................................   0.01160
Dec. 22, 2005 .......................................................   0.01880
Jan. 26, 2006 .......................................................   0.01143
Feb. 27, 2006 .......................................................   0.01379
March 27, 2006 ......................................................   0.01313
April 26, 2006 ......................................................   0.01395
May 25, 2006 ........................................................   0.01506
Total ............................................................... $ 0.16579

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.

PAYABLE DATE                                                          PER SHARE
Dec. 22, 2005 ....................................................... $ 0.00216
Total distributions ................................................. $ 0.16795


--------------------------------------------------------------------------------
36 - RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

CLASS I

INCOME DISTRIBUTIONS -- taxable as dividend income:

      Qualified Dividend Income for individuals .......................... 0.00%
      Dividends Received Deduction for corporations ...................... 0.00%

PAYABLE DATE                                                          PER SHARE
June 29, 2005 ....................................................... $ 0.01960
July 28, 2005 .......................................................   0.01911
Aug. 29, 2005 .......................................................   0.01730
Sept. 29, 2005 ......................................................   0.01726
Oct. 27, 2005 .......................................................   0.01715
Nov. 29, 2005 .......................................................   0.01634
Dec. 22, 2005 .......................................................   0.02062
Jan. 26, 2006 .......................................................   0.01596
Feb. 27, 2006 .......................................................   0.01840
March 27, 2006 ......................................................   0.01732
April 26, 2006 ......................................................   0.01841
May 25, 2006 ........................................................   0.01935
Total ............................................................... $ 0.21682

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.

PAYABLE DATE                                                          PER SHARE
Dec. 22, 2005 ....................................................... $ 0.00216
Total distributions ................................................. $ 0.21898

CLASS Y

INCOME DISTRIBUTIONS -- taxable as dividend income:

      Qualified Dividend Income for individuals .......................... 0.00%
      Dividends Received Deduction for corporations ...................... 0.00%

PAYABLE DATE                                                          PER SHARE
June 29, 2005 ....................................................... $ 0.01886
July 28, 2005 .......................................................   0.01872
Aug. 29, 2005 .......................................................   0.01678
Sept. 29, 2005 ......................................................   0.01679
Oct. 27, 2005 .......................................................   0.01670
Nov. 29, 2005 .......................................................   0.01581
Dec. 22, 2005 .......................................................   0.02171
Jan. 26, 2006 .......................................................   0.01591
Feb. 27, 2006 .......................................................   0.01786
March 27, 2006 ......................................................   0.01668
April 26, 2006 ......................................................   0.01772
May 25, 2006 ........................................................   0.01870
Total ............................................................... $ 0.21224

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.

PAYABLE DATE                                                          PER SHARE
Dec. 22, 2005 ....................................................... $ 0.00216
Total distributions ................................................. $ 0.21440


--------------------------------------------------------------------------------
RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT - 37
--------------------------------------------------------------------------------

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended May 31, 2006.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
38 - RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

                                                BEGINNING        ENDING         EXPENSES
                                              ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                                              DEC. 1, 2005    MAY 31, 2006    THE PERIOD(a)   EXPENSE RATIO
------------------------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------------------------
   Actual(b)                                     $1,000         $1,003.80       $4.45(c)           .89%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)      $1,000         $1,020.49       $4.48(c)           .89%
------------------------------------------------------------------------------------------------------------
Class B
------------------------------------------------------------------------------------------------------------
   Actual(b)                                     $1,000         $1,002.00       $8.19(c)          1.64%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)      $1,000         $1,016.75       $8.25(c)          1.64%
------------------------------------------------------------------------------------------------------------
Class C
------------------------------------------------------------------------------------------------------------
   Actual(b)                                     $1,000         $1,000.10       $8.18(c)          1.64%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)      $1,000         $1,016.75       $8.25(c)          1.64%
------------------------------------------------------------------------------------------------------------
Class I
------------------------------------------------------------------------------------------------------------
   Actual(b)                                     $1,000         $1,005.00       $2.70(c)           .54%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)      $1,000         $1,022.24       $2.72(c)           .54%
------------------------------------------------------------------------------------------------------------
Class Y
------------------------------------------------------------------------------------------------------------
   Actual(b)                                     $1,000         $1,004.70       $3.55(c)           .71%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)      $1,000         $1,021.39       $3.58(c)           .71%
------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b) Based on the actual return for the six months ended May 31, 2006: +0.38% for Class A, +0.20% for Class B, +0.01% for Class C, +0.50% for Class I and +0.47% for Class Y.

(c) On Feb. 15, 2006, shareholders approved a change to the Investment Management Services Agreement. If this change had been in place for the entire six-month period ended May 31, 2006, the actual and hypothetical expenses paid would have been the same as those presented in the table above.


--------------------------------------------------------------------------------
RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT - 39
--------------------------------------------------------------------------------

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 99 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                               POSITION HELD
ADDRESS,                            WITH FUND AND        PRINCIPAL OCCUPATION                    OTHER
AGE                                 LENGTH OF SERVICE    DURING PAST FIVE YEARS                  DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz                      Board member         Chief Justice, Minnesota Supreme
901 S. Marquette Ave.               since 2006           Court, 1998-2005
Minneapolis, MN 55402
Age 52

-------------------------------------------------------------------------------------------------------------------------------
Arne H. Carlson                     Board member         Chair, Board Services Corporation
901 S. Marquette Ave.               since 1999           (provides administrative services
Minneapolis, MN 55402                                    to boards); former Governor
Age 71                                                   of Minnesota

-------------------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn                   Board member         Trustee Professor of Economics and
901 S. Marquette Ave.               since 2004           Management, Bentley College;
Minneapolis, MN 55402                                    former Dean, McCallum Graduate
Age 55                                                   School of Business, Bentley College

-------------------------------------------------------------------------------------------------------------------------------
Anne P. Jones                       Board member         Attorney and Consultant
901 S. Marquette Ave.               since 1985
Minneapolis, MN 55402
Age 71

-------------------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind                     Board member         Former Managing Director,               American Progressive
901 S. Marquette Ave.               since 2005           Shikiar Asset Management                Insurance
Minneapolis, MN 55402
Age 70

-------------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.               Board member         President Emeritus and                  Valmont Industries, Inc.
901 S. Marquette Ave.               since 2002           Professor of Economics,                 (manufactures irrigation
Minneapolis, MN 55402                                    Carleton College                        systems)
Age 67

-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
40 - RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

NAME,                               POSITION HELD
ADDRESS,                            WITH FUND AND        PRINCIPAL OCCUPATION                    OTHER
AGE                                 LENGTH OF SERVICE    DURING PAST FIVE YEARS                  DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------------
Catherine James Paglia              Board member         Director, Enterprise Asset              Strategic Distribution, Inc.
901 S. Marquette Ave.               since 2004           Management, Inc. (private real          (transportation, distribution
Minneapolis, MN 55402                                    estate and asset management             and logistics consultants)
Age 53                                                   company)

-------------------------------------------------------------------------------------------------------------------------------
Vikki L. Pryor                      Board member         President and Chief Executive
901 S. Marquette Ave.               since 2006           Officer, SBLI USA Mutual Life
Minneapolis, MN 55402                                    Insurance Company, Inc. since 1999
Age 52

-------------------------------------------------------------------------------------------------------------------------------
Alan K. Simpson                     Board member         Former three-term United States
1201 Sunshine Ave.                  since 1997           Senator for Wyoming
Cody, WY 82414
Age 74

-------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby                Board member         Chief Executive Officer, RiboNovix,     Hybridon, Inc.
901 S. Marquette Ave.               since 2002           Inc. since 2003 (biotechnology);        (biotechnology); American
Minneapolis, MN 55402                                    former President, Forester Biotech      Healthways, Inc. (health
Age 62                                                                                           management programs)

-------------------------------------------------------------------------------------------------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,                               POSITION HELD
ADDRESS,                            WITH FUND AND        PRINCIPAL OCCUPATION                    OTHER
AGE                                 LENGTH OF SERVICE    DURING PAST FIVE YEARS                  DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------------
William F. Truscott                 Board member         President - U.S. Asset Management
53600 Ameriprise Financial Center   since 2001,          and Chief Investment Officer,
Minneapolis, MN 55474               Vice President       Ameriprise Financial, Inc. and
Age 45                              since 2002           President, Chairman of the Board
                                                         and Chief Investment Officer,
                                                         RiverSource Investments, LLC
                                                         since 2005; Senior Vice President -
                                                         Chief Investment Officer, Ameriprise
                                                         Financial, Inc. and Chairman of the
                                                         Board and Chief Investment Officer,
                                                         RiverSource Investments, LLC,
                                                         2001-2005

-------------------------------------------------------------------------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.


--------------------------------------------------------------------------------
RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT - 41
--------------------------------------------------------------------------------

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS

NAME,                               POSITION HELD
ADDRESS,                            WITH FUND AND        PRINCIPAL OCCUPATION
AGE                                 LENGTH OF SERVICE    DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox                      Treasurer            Vice President - Investment Accounting, Ameriprise Financial, Inc.,
105 Ameriprise Financial Center     since 2002           since 2002; Vice President - Finance, American Express Company,
Minneapolis, MN 55474                                    2000-2002
Age 51

-------------------------------------------------------------------------------------------------------------------------------
Michelle M. Keeley                  Vice President       Executive Vice President - Equity and Fixed Income, Ameriprise
172 Ameriprise Financial Center     since 2004           Financial, Inc. and RiverSource Investments, LLC since 2006;
Minneapolis, MN 55474                                    Senior Vice President - Fixed Income, Ameriprise Financial, Inc.,
Age 42                                                   2002-2006 and RiverSource Investments, LLC, 2004-2006;
                                                         Managing Director, Zurich Global Assets, 2001-2002

-------------------------------------------------------------------------------------------------------------------------------
Paula R. Meyer                      President            Senior Vice President - Mutual Funds, Ameriprise Financial, Inc.,
596 Ameriprise Financial Center     since 2002           since 2002 and Senior Vice President, RiverSource Investments,
Minneapolis, MN 55474                                    LLC since 2004; Vice President and Managing Director -
Age 52                                                   American Express Funds, Ameriprise Financial, Inc., 2000-2002

-------------------------------------------------------------------------------------------------------------------------------
Leslie L. Ogg                       Vice President,      President of Board Services Corporation
901 S. Marquette Ave.               General Counsel,
Minneapolis, MN 55402               and Secretary
Age 67                              since 1978

-------------------------------------------------------------------------------------------------------------------------------
Edward S. Dryden                    Acting Chief         Vice President - Asset Management Compliance, RiverSource
1875 Ameriprise Financial Center    Compliance Officer   Investments, LLC since 2006; Chief Compliance Officer - Mason
Minneapolis, MN 55474               since 2006           Street Advisors, LLC, 2002-2006
Age 40

-------------------------------------------------------------------------------------------------------------------------------
Neysa M. Alecu                      Anti-Money           Compliance Director and Anti-Money Laundering Officer,
2934 Ameriprise Financial Center    Laundering Officer   Ameriprise Financial, Inc. since 2004; Manager Anti-Money
Minneapolis, MN 55474               since 2004           Laundering, Ameriprise Financial, Inc., 2003-2004; Compliance
Age 42                                                   Director and Bank Secrecy Act Officer, American Express
                                                         Centurion Bank, 2000-2003

-------------------------------------------------------------------------------------------------------------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting www.riversource.com/funds.


--------------------------------------------------------------------------------
42 - RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

During the period covered by this report, RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), served as the investment manager to RiverSource funds under an Investment Management Services Agreement ("IMS Agreement").

The Board of Directors (the "Board") annually determines whether to continue the IMS Agreement and subadvisory agreements, as applicable, by evaluating the quality and level of services received and the costs associated with those services. The Board did not make the specific determination this year as each fund's IMS Agreement was approved by the vote of a majority of the outstanding voting securities of the funds at a shareholder meeting held on Feb. 15, 2006.

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting www.riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by visiting www.riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT - 43
--------------------------------------------------------------------------------

RESULTS OF MEETING OF SHAREHOLDERS

RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND

REGULAR MEETING OF SHAREHOLDERS HELD ON FEB. 15, 2006

(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below. A vote is based on total dollar interest in a fund.

ELECTION OF BOARD MEMBERS

                                      AFFIRMATIVE            WITHHOLD
------------------------------------------------------------------------
    Kathleen Blatz                  204,956,838.59         2,802,451.45
------------------------------------------------------------------------
    Arne H. Carlson                 204,872,143.88         2,887,146.16
------------------------------------------------------------------------
    Patricia M. Flynn               205,056,242.35         2,703,047.69
------------------------------------------------------------------------
    Anne P. Jones                   204,922,700.88         2,836,589.16
------------------------------------------------------------------------
    Jeffrey Laikind                 204,888,685.88         2,870,604.16
------------------------------------------------------------------------
    Stephen R. Lewis, Jr.           204,835,270.14         2,924,019.90
------------------------------------------------------------------------
    Catherine James Paglia          205,051,493.80         2,707,796.24
------------------------------------------------------------------------
    Vikki L. Pryor                  205,043,853.79         2,715,436.25
------------------------------------------------------------------------
    Alan K. Simpson                 204,462,842.35         3,296,447.69
------------------------------------------------------------------------
    Alison Taunton-Rigby            205,056,298.24         2,702,991.80
------------------------------------------------------------------------
    William F. Truscott             205,168,302.43         2,590,987.61
------------------------------------------------------------------------

AMEND THE ARTICLES OF INCORPORATION TO PERMIT THE BOARD TO ESTABLISH THE MINIMUM ACCOUNT VALUE AND TO CHANGE THE NAME OF THE CORPORATION

       AFFIRMATIVE          AGAINST         ABSTAIN         BROKER NON-VOTES
--------------------------------------------------------------------------------
      202,439,824.22      2,769,318.60    2,550,132.13           15.09
--------------------------------------------------------------------------------

APPROVE AN INVESTMENT MANAGEMENT SERVICES AGREEMENT WITH RIVERSOURCE INVESTMENTS, LLC

       AFFIRMATIVE          AGAINST         ABSTAIN         BROKER NON-VOTES
--------------------------------------------------------------------------------
      202,600,797.46      2,600,765.52    2,557,711.97           15.09
--------------------------------------------------------------------------------

APPROVE CHANGES IN FUNDAMENTAL INVESTMENT POLICIES

DIVERSIFICATION

       AFFIRMATIVE          AGAINST         ABSTAIN         BROKER NON-VOTES
--------------------------------------------------------------------------------
      202,133,252.37      2,701,812.37    2,924,210.21           15.09
--------------------------------------------------------------------------------

LENDING

       AFFIRMATIVE          AGAINST         ABSTAIN         BROKER NON-VOTES
--------------------------------------------------------------------------------
      201,515,732.99      3,321,062.39    2,922,479.57           15.09
--------------------------------------------------------------------------------

BORROWING

       AFFIRMATIVE          AGAINST         ABSTAIN         BROKER NON-VOTES
--------------------------------------------------------------------------------
      201,317,875.40      3,648,110.56    2,793,288.99           15.09
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
44 - RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RiverSource SM U.S. GOVERNMENT MORTGAGE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                        This report must be accompanied or preceded by the Fund's current prospectus. RiverSource Funds are managed by RiverSource Investments, LLC and distributed by Ameriprise Financial Services, Inc., Member NASD.
RIVERSOURCE [LOGO] (SM) Both companies are part of Ameriprise Financial, Inc.
      INVESTMENTS
                                                                 S-6245 H (7/06)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Livio D. DeSimone and Anne P. Jones, each qualify as audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Fund - Related Fees*

(a) Audit Fees. The fees paid for the years ended May 31, to KPMG LLP for professional services rendered for the audits of the annual financial statements for RiverSource Government Income Series, Inc. were as follows:

                  2006 - $33,575;                           2005 - $31,875

(b) Audit - Related Fees. The fees paid for the years ended May 31, to KPMG LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 for RiverSource Government Income Series, Inc. were as follows:

                  2006 - $332;                              2005 - $454

(c) Tax Fees. The fees paid for the years ended May 31, to KPMG LLP for tax compliance related services for RiverSource Government Income Series, Inc. were as follows:

                  2006 - $6,088;                            2005 - $5,278

(d) All Other Fees. The fees paid for the years ended May 31, to KPMG LLP for additional professional services rendered for RiverSource Government Income Series, Inc. were as follows:

                  2006 - $814;                              2005 - $949

(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by KPMG LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2006 and 2005 were pre-approved by the audit committee.

(f)      Not applicable.

(g) Non-Audit Fees. The fees paid for the years ended May 31, by the registrant for non-audit services to KPMG LLP were as follows:

                  2006 - $60,402;                           2005 - $145,127

         The fees paid for the years ended May 31, to KPMG LLP by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                  2006 - $53,500;                           2005 - $138,900

(h) 100% of the services performed for item (g) above during 2006 and 2005 were pre-approved by the audit committee.

*2005 represents bills paid 6/1/04 - 5/31/05
 2006 represents bills paid 6/1/05 - 5/31/06

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

         (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

         (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
         Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

         (a)(3) Not applicable.

         (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  RiverSource Government Income Series, Inc.




By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          July 28, 2006



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          July 28, 2006


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          July 28, 2006